UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6332

Rochester Portfolio Series

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 9/28/2012

Item 1. Schedule of Investments.

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Municipal Bonds and Notes–99.5%
New York–73.8%
$ 200,000	Addison, NY Central School District[1]	5.000%	06/01/2016	06/01/2016		$227,318
1,045,000	Addison, NY Central School District[1]	5.000	06/01/2018	06/01/2018		1,241,052
1,325,000	Addison, NY Central School District[1]	5.000	06/01/2020	06/01/2020		1,595,088
1,440,000	Addison, NY Central School District[1]	5.000	06/01/2021	06/01/2020	A	1,711,066
1,295,000	Addison, NY Central School District[1]	5.000	06/01/2022	06/01/2020	A	1,524,526
2,100,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.250	12/01/2019	12/01/2014	A	2,215,941
50,000	Albany County, NY IDA (Wildwood Programs)	4.900	07/01/2021	08/04/2019	B	49,645
100,000	Albany, NY Capital Resource Corp. (St. Peter’s Hospital)[1]	6.000	11/15/2025	11/15/2020	A	120,123
140,000	Albany, NY Hsg. Authority (Lark Drive)	5.200	12/01/2013	12/01/2012	A	140,812
260,000	Albany, NY Hsg. Authority (Lark Drive)	5.400	12/01/2018	12/01/2012	A	261,115
1,365,000	Albany, NY IDA (Brighter Choice Charter School for Girls)[1]	4.500	04/01/2018	12/06/2016	A	1,387,823
1,200,000	Albany, NY IDA (Brighter Choice Charter School for Girls)[1]	4.550	04/01/2015	04/13/2014	B	1,221,336
1,852,485	Albany, NY IDA (Charitable Leadership)[2]	5.500	07/01/2014	07/01/2014		925,483
8,704,210	Albany, NY IDA (Charitable Leadership)[2]	6.000	07/01/2019	09/23/2016	B	4,348,536
2,660,000	Albany, NY IDA (Daughters of Sarah Nursing Home)[1]	5.250	10/20/2021	10/28/2012	A	2,720,834
300,000	Albany, NY IDA (Daughters of Sarah Nursing Home)[1]	5.375	10/20/2030	10/28/2012	A	306,702
840,000	Albany, NY IDA (H. Johnson Office Park)	5.750	03/01/2018	03/01/2018		857,186
2,095,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.250	11/15/2027	11/15/2017	A	2,283,801
3,710,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.250	11/15/2032	11/15/2017	A	4,016,854
3,000,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.750	11/15/2022	11/15/2017	A	3,435,210
90,000	Allegany County, NY IDA (Alfred University)[1]	5.000	08/01/2028	10/28/2012	A	90,114
10,000	Amherst, NY IDA (Beechwood Health Care Center)	4.875	01/01/2013	01/01/2013		10,034
810,000	Bethlehem, NY Water System[1]	5.250	03/01/2018	03/01/2013	A	821,453
905,000	Bethlehem, NY Water System[1]	5.375	03/01/2020	03/01/2013	A	916,475
15,000	Bethlehem, NY Water System[1]	5.500	03/01/2021	03/01/2013	A	15,183
500,000	Bethlehem, NY Water System[1]	5.500	03/01/2022	03/01/2013	A	505,690
25,000	Blue Point, NY Fire District[1]	4.625	08/01/2015	10/28/2012	A	25,078
125,000	Brookhaven, NY IDA (Alternatives for Children)	7.000	02/01/2013	12/17/2012	B	126,296

1	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
New York Continued
$ 220,000	Brookhaven, NY IDA (Dowling College)[1]	6.500%	11/01/2012	11/01/2012		$220,196
650,000	Brookhaven, NY IDA (Enecon Corp.)	5.800	11/01/2018	01/19/2016	B	665,002
2,325,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2017	07/15/2017		2,669,030
1,400,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2018	07/15/2018		1,623,580
1,355,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2019	07/15/2019		1,579,808
1,550,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2020	01/15/2020	A	1,843,074
1,350,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	5.750	10/01/2026	04/01/2021	A	1,659,056
2,000,000	Build NYC Resource Corp. (Royal Charter Properties & Presbyterian Hospital)[1]	4.750	12/15/2026	12/15/2022	A	2,194,120
600,000	Build NYC Resource Corp. (YMCA of Greater New York)[1]	5.000	08/01/2021	08/01/2021		718,782
500,000	Build NYC Resource Corp. (YMCA of Greater New York)[1]	5.000	08/01/2022	08/01/2022		600,130
515,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)	5.250	11/01/2015	08/07/2014	B	520,974
915,000	Canton, NY Human Services Initiatives	5.750	09/01/2032	10/28/2012	A	927,298
50,000	Cattaraugus County, NY IDA (St. Bonaventure University)	5.000	09/15/2013	10/28/2012	A	50,096
500,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.000	05/01/2023	05/01/2016	A	520,630
3,240,000	Cayuga County, NY COP (Auburn Memorial Hospital)	6.000	01/01/2021	10/28/2012	A	3,244,698
170,000	Chautaugua County, NY Public Improvement[1]	4.600	04/15/2014	04/15/2013	A	173,840
1,075,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.250	07/01/2016	10/28/2012	A	1,075,151
3,805,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.500	07/01/2024	10/28/2012	A	3,806,103
18,160,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.750	07/01/2040	05/29/2034	B	17,412,353
50,000	Chestertown, NY Fire District[1]	5.125	05/15/2020	05/15/2013	A	51,473
2,335,000	Clarence, NY IDA (Bristol Village)[1]	6.000	01/20/2044	01/20/2013	A	2,398,699
25,000	Clinton County, NY GO	4.500	07/15/2014	10/28/2012	A	25,073
10,000	Cornwall on Hudson, NY1	5.000	07/15/2015	01/15/2013	A	10,116
4,475,000	Cortland County, NY IDA (Cortland Memorial Hospital)	5.625	07/01/2024	07/01/2013	A	4,523,062
10,000	Deerfield, NY GO	5.250	06/15/2013	06/15/2013		10,236
10,000	Deerfield, NY GO	5.500	06/15/2014	06/15/2014		10,567
10,000	Deerfield, NY GO	5.500	06/15/2015	06/15/2015		10,858

2	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
New York Continued
$ 10,000	Deerfield, NY GO	5.500%	06/15/2016	06/15/2016		$11,113
10,000	Deerfield, NY GO	5.500	06/15/2017	06/15/2016	A	11,067
10,000	Deerfield, NY GO	5.500	06/15/2018	06/15/2016	A	11,018
15,000	Deerfield, NY GO	5.500	06/15/2019	06/15/2016	A	16,442
15,000	Deerfield, NY GO	5.500	06/15/2020	06/15/2016	A	16,341
3,250,000	Dutchess County, NY Local Devel. Corp. (Anderson Center Services)[1]	6.000	10/01/2030	02/24/2020	A	3,454,588
10,000	East Rochester, NY Hsg. Authority (Genesee Valley Nursing Home)[1]	5.200	12/20/2024	12/20/2012	A	10,121
2,500,000	East Rochester, NY Hsg. Authority (St. John’s Health Care)[1]	5.000	04/20/2027	10/20/2020	A	2,855,625
2,200,000	East Rochester, NY Hsg. Authority (Woodland Village)	5.150	08/01/2016	02/22/2015	B	2,271,654
165,000	East Syracuse, NY Hsg. Authority (Bennett Manor Associates)[1]	6.700	04/01/2021	10/27/2012	A	165,498
58,670,000	Erie County, NY IDA (Buffalo City School District)[1]	5.625	05/01/2028	05/01/2014	A	62,600,890
85,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2024	05/01/2014	A	92,428
1,550,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2025	05/01/2014	A	1,685,455
6,500,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2026	05/01/2014	A	7,068,035
2,350,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2029	05/01/2018	A	2,813,702
300,000	Erie County, NY IDA (Medaille College)	6.875	10/01/2013	04/05/2013	B	307,302
3,310,000	Erie County, NY IDA (School Facility)[1]	5.000	05/01/2025	05/01/2022	A	3,984,214
2,000,000	Erie County, NY IDA (School Facility)[1]	5.000	05/01/2026	05/01/2022	A	2,392,920
600,000	Erie County, NY Public Improvement District[1]	5.000	04/01/2023	04/01/2022	A	721,908
525,000	Erie County, NY Public Improvement District[1]	5.000	04/01/2024	04/01/2022	A	628,241
500,000	Erie County, NY Public Improvement District[1]	5.000	04/01/2025	04/01/2022	A	593,795
700,000	Erie County, NY Public Improvement District[1]	5.000	04/01/2026	04/01/2022	A	828,100
385,000	Erie County, NY Public Improvement District[1]	5.250	03/15/2020	03/15/2013	A	392,635
29,615,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2031	02/06/2023	B	24,143,036
9,750,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2038	04/20/2028	B	7,482,150
250,000	Essex County, NY IDA (International Paper Company)[1]	6.450	11/15/2023	10/28/2012	A	250,958

3	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
New York Continued
$ 530,000	Essex County, NY IDA (North Country Community College Foundation)[1]	4.600%	06/01/2015	06/01/2015		$569,368
1,250,000	Fishkill, NY GO	3.250	07/19/2013	07/19/2013		1,258,400
415,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	4.600	06/01/2015	06/01/2015		445,826
835,000	Franklin County, NY Solid Waste Management Authority[1]	5.000	06/01/2027	06/01/2022	A	951,349
2,725,000	Geneva, NY Devel. Corp. (Hobart & William Smith Colleges)[1]	5.000	09/01/2032	09/01/2022	A	3,203,837
750,000	Glen Cove, NY GO1	6.250	04/01/2024	04/01/2016	A	815,160
905,000	Glen Cove, NY GO1	6.250	04/01/2025	04/01/2016	A	981,201
1,105,000	Glen Cove, NY GO1	6.250	04/01/2026	04/01/2016	A	1,195,776
215,000	Gloversville, NY GO1	5.800	03/15/2013	03/15/2013		220,420
235,000	Gloversville, NY GO1	5.800	03/15/2014	03/15/2013	A	240,835
50,000	Gloversville, NY GO1	5.800	03/15/2015	03/15/2013	A	51,242
270,000	Gloversville, NY GO1	5.800	03/15/2017	03/15/2013	A	276,653
285,000	Gloversville, NY GO1	5.800	03/15/2018	03/15/2013	A	287,009
380,000	Hamilton County, NY IDA (Adirondack Historical Assoc.)[1]	5.250	11/01/2018	10/28/2012	A	380,901
75,000	Hempstead Village, NY GO1	5.000	09/15/2017	09/15/2016	A	85,031
500,000	Hempstead Village, NY GO1	5.000	07/01/2018	07/01/2014	A	528,050
75,000	Hempstead Village, NY GO1	5.000	09/15/2018	09/15/2016	A	84,273
1,195,000	Hempstead Village, NY GO1	5.000	07/01/2019	07/01/2014	A	1,255,754
75,000	Hempstead Village, NY GO1	5.000	09/15/2019	09/15/2016	A	83,330
75,000	Hempstead Village, NY GO1	5.000	09/15/2020	09/15/2016	A	82,519
75,000	Hempstead Village, NY GO1	5.000	09/15/2021	09/15/2016	A	81,823
75,000	Hempstead Village, NY GO1	5.000	09/15/2022	09/15/2016	A	81,299
75,000	Hempstead Village, NY GO1	5.000	09/15/2023	09/15/2016	A	80,795
1,925,000	Hempstead, NY IDA (Lynbrook Facilities)	6.000	11/01/2017	06/23/2015	B	1,859,935
560,000	Hempstead, NY IDA (Peninsula Counseling Center)	5.750	11/01/2018	02/01/2016	B	557,362
20,000	Hudson Falls, NY Central School District	4.750	06/15/2019	06/15/2019		22,965
1,965,000	Islip, NY IDA (United Cerebral Palsy Assoc.)	5.500	12/01/2016	01/04/2015	B	1,954,291
230,000	Islip, NY IDA (United Cerebral Palsy Assoc.)	5.500	12/01/2016	01/06/2015	B	228,747
2,990,000	Islip, NY Res Rec, Series E1	5.625	07/01/2017	07/01/2014	A	3,248,456
1,175,000	Islip, NY Res Rec, Series E1	5.750	07/01/2019	07/01/2014	A	1,261,656
1,100,000	Islip, NY Res Rec, Series E1	5.750	07/01/2020	07/01/2014	A	1,174,371
1,315,000	Islip, NY Res Rec, Series E1	5.750	07/01/2021	07/01/2014	A	1,397,319
1,000,000	Islip, NY Res Rec, Series E1	5.750	07/01/2023	07/01/2014	A	1,056,460
250,000	Jamestown, NY GO	5.000	08/01/2024	08/01/2014	A	260,593

4	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
New York Continued
$ 250,000	Jamestown, NY GO	5.000%	08/01/2025	08/01/2014	A	$260,323
2,600,000	Jefferson County, NY IDA (International Paper)[1]	5.200	12/01/2020	12/01/2013	A	2,702,258
230,000	L.I., NY Power Authority[1]	6.000	05/01/2033	05/01/2019	A	279,025
1,000,000	L.I., NY Power Authority, Series A1	5.000	12/01/2022	12/01/2016	A	1,137,850
5,000,000	L.I., NY Power Authority, Series A1	5.000	12/01/2025	06/01/2016	A	5,597,250
10,000,000	L.I., NY Power Authority, Series A1	5.000	09/01/2026	09/01/2022	A	12,014,700
10,000,000	L.I., NY Power Authority, Series A1	5.000	12/01/2026	06/01/2016	A	11,194,500
5,000,000	L.I., NY Power Authority, Series A1	5.000	12/01/2026	06/01/2016	A	5,597,250
1,030,000	L.I., NY Power Authority, Series A1	5.100	09/01/2029	09/01/2014	A	1,101,410
100,000	L.I., NY Power Authority, Series A1	5.250	12/01/2020	06/01/2016	A	113,215
250,000	L.I., NY Power Authority, Series A1	5.500	04/01/2024	04/01/2019	A	302,350
1,700,000	L.I., NY Power Authority, Series A1	5.750	04/01/2039	04/01/2019	A	2,040,918
480,000	L.I., NY Power Authority, Series A1	6.250	04/01/2033	04/01/2019	A	601,085
10,000,000	L.I., NY Power Authority, Series B1	5.000	09/01/2027	09/01/2022	A	11,918,500
8,000,000	L.I., NY Power Authority, Series B1	5.000	09/01/2029	09/01/2022	A	9,451,040
85,000	L.I., NY Power Authority, Series C1	5.000	09/01/2028	09/01/2013	A	88,749
35,000	L.I., NY Power Authority, Series C1	5.000	09/01/2028	09/01/2013	A	36,154
185,000	Lackawanna, NY Hsg. Authority[1]	5.000	09/01/2015	09/01/2015		207,046
2,210,000	Livingston County, NY IDA (Nicholas H. Noyes Memorial Hospital)[1]	5.875	07/01/2022	10/28/2012	A	2,212,188
1,010,000	Livingston County, NY IDA (Nicholas H. Noyes Memorial Hospital)[1]	6.000	07/01/2030	10/28/2012	A	1,010,667
70,000	Livonia, NY GO1	5.000	06/15/2020	06/15/2017	A	78,762
75,000	Livonia, NY GO1	5.000	06/15/2021	06/15/2017	A	83,516
80,000	Livonia, NY GO1	5.000	06/15/2022	06/15/2017	A	88,165
85,000	Livonia, NY GO1	5.000	06/15/2023	06/15/2017	A	93,197
90,000	Livonia, NY GO1	5.000	06/15/2024	06/15/2017	A	98,234
75,000	Livonia, NY GO1	5.000	06/15/2025	06/15/2017	A	81,596
1,700,000	Long Beach, NY GO	4.150	04/19/2013	04/19/2013		1,716,269
35,000	Lyncourt, NY Fire District[1]	6.000	10/15/2016	04/15/2013	A	35,842
2,000,000	Lyons, NY Community Health Initiatives Corp.[1]	5.550	09/01/2024	09/01/2014	A	2,250,980
150,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2015	06/12/2014	B	152,054
2,065,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2022	06/01/2015	A	2,138,018
1,585,000	Madison County, NY IDA (Oneida Healthcare Center)	5.500	02/01/2016	10/28/2012	A	1,596,032
5,000	Monroe County, NY GO	5.000	06/01/2017	10/28/2012	A	5,015
25,000	Monroe County, NY GO	5.750	06/01/2015	10/28/2012	A	25,097
1,375,000	Monroe County, NY IDA (Nazareth College of Rochester)[1]	5.250	10/01/2021	10/28/2012	A	1,378,231

5	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
New York Continued
$ 615,000	Monroe County, NY IDA (Southview Towers)[1]	6.125%	02/01/2020	10/28/2012	A	$616,857
325,000	Monroe County, NY IDA (Summit at Brighton)	5.000	07/01/2016	01/21/2015	B	294,135
915,000	Monroe County, NY IDA (West End Business Center)	5.125	12/01/2014	12/17/2013	B	914,369
200,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.000	10/01/2026	10/01/2021	A	224,288
2,120,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000	06/01/2021	06/01/2021		2,454,112
615,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000	06/01/2023	06/01/2022	A	705,024
330,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000	06/01/2024	06/01/2022	A	375,015
210,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000	06/01/2025	06/01/2022	A	237,458
9,000,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[1]	5.500	08/15/2023	07/20/2015	A	9,773,910
17,500,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[1]	5.750	08/15/2030	02/15/2021	A	21,843,150
205,000	Monroe, NY Newpower Corp.[1]	4.800	01/01/2013	01/01/2013		205,748
7,800,000	Monroe, NY Newpower Corp.[1]	6.375	01/01/2024	01/01/2013	A	7,834,476
280,000	Mount Vernon, NY IDA (Kings Court)[1]	5.125	12/01/2023	12/01/2013	A	288,428
975,000	Mount Vernon, NY IDA (Macedonia Towers)[1]	5.125	12/01/2023	12/01/2013	A	1,002,066
300,000	Nassau County, NY IDA (ACDS)	5.950	11/01/2022	11/01/2022		298,368
440,000	Nassau County, NY IDA (ACDS)	6.000	12/01/2019	11/07/2015	A	443,164
280,000	Nassau County, NY IDA (ALIA-ACDS)	7.000	11/01/2016	11/01/2012	A	284,256
410,000	Nassau County, NY IDA (ALIA-CMA)	7.000	11/01/2016	11/01/2012	A	416,232
320,000	Nassau County, NY IDA (ALIA-CRR)	7.000	11/01/2016	11/01/2012	A	324,864
70,000	Nassau County, NY IDA (ALIA-FREE)	7.000	11/01/2016	11/01/2012	A	71,064
290,000	Nassau County, NY IDA (ALIA-HKSB)	7.000	11/01/2016	11/01/2012	A	294,408
1,700,000	Nassau County, NY IDA (CSMR)	5.950	11/01/2022	11/01/2022		1,690,752
1,170,000	Nassau County, NY IDA (CSMR)	6.000	12/01/2019	11/05/2015	A	1,178,412
200,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)	5.950	11/01/2022	11/01/2022		198,912
525,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)	6.000	12/01/2019	10/31/2015	A	530,901
210,000	Nassau County, NY IDA (Hispanic Counseling Center)	6.000	11/01/2017	11/01/2017		212,279
16,985,000	Nassau County, NY IDA (Keyspan-Glenwood Energy Center)[1]	5.250	06/01/2027	06/01/2013	A	17,445,463
200,000	Nassau County, NY IDA (Life’s WORCA)	5.950	11/01/2022	11/01/2022		198,912

6	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
New York Continued
$ 500,000	Nassau County, NY IDA (New York Institute of Technology)[1]	5.000%	03/01/2021	03/01/2020	A	$576,565
500,000	Nassau County, NY IDA (PLUS Group Home)	6.150	11/01/2022	11/01/2019	A	503,600
80,000	Nassau County, NY IDA (United Veteran’s Beacon House)	6.000	11/01/2017	11/01/2017		80,868
360,000	Nassau County, NY IDA (WORCA)	6.000	12/01/2019	11/05/2015	A	362,617
80,000	Nassau County, NY IDA, Series C	6.000	12/01/2019	12/02/2015	A	80,582
21,000,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.250	06/01/2026	04/13/2024	B	19,285,350
75,000	Nassau, NY IDA (EBS North Hills LLC)	7.000	11/01/2013	11/01/2012	A	77,609
45,000	Nassau, NY IDA (EBS North Hills LLC)	7.000	11/01/2013	11/01/2012	A	46,566
50,000	Nassau, NY IDA (EBS North Hills LLC)	7.000	11/01/2013	11/01/2012	A	51,740
50,000	Nassau, NY IDA (EBS North Hills LLC)	7.000	11/01/2013	11/01/2012	A	51,740
13,010,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.250	07/01/2027	01/01/2013	A	13,066,594
5,230,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.500	07/01/2019	01/01/2013	A	5,269,068
915,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.650	08/01/2020	10/28/2012	A	917,992
2,535,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.750	02/01/2032	10/28/2012	A	2,539,436
235,000	Niagara County, NY IDA (Affinity Foxwood Place)[1]	4.350	01/20/2017	01/20/2017		244,513
400,000	Niagara County, NY IDA (American Ref-Fuel Company)[1]	5.550	11/15/2024	11/15/2012	A	402,672
900,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750	06/01/2018	04/09/2014	A	916,866
7,750,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.450	11/15/2026	11/15/2012	C	7,787,045
9,535,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.550	11/15/2024	11/15/2012	A	9,566,656
12,450,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.625	11/15/2024	11/15/2012	A	12,533,664
1,175,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.875	05/15/2022	11/15/2012	A	1,174,965
1,105,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250	05/15/2034	01/12/2027	B	1,063,750
945,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250	05/15/2040	01/27/2031	B	893,979
11,995,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.750	05/15/2029	10/28/2012	A	11,996,919
20,000	Niagara County, NY Tobacco Asset Securitization Corp. (TASC)[1]	5.750	05/15/2021	11/15/2012	A	19,999

7	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
New York Continued
$ 2,045,000	Niagara Falls, NY City School District (High School Facility)[1]	5.000%		06/15/2021	06/15/2015	A	$2,209,152
870,000	Niagara Falls, NY City School District (High School Facility)[1]	5.000		06/15/2022	06/15/2015	A	939,835
200,000	Niagara Falls, NY City School District (High School Facility)[1]	5.000		06/15/2025	06/15/2015	A	216,054
1,000,000	Niagara Falls, NY Public Water Authority	5.500		07/15/2034	07/15/2015	A	1,051,300
320,000	Niagara, NY Area Devel. Corp. (Niagara University)[1]	5.000		05/01/2026	05/01/2022	A	357,485
1,000,000	Niagara, NY Area Devel. Corp. (Niagara University)[1]	5.000		05/01/2030	05/01/2022	A	1,116,540
2,425,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	0.377	[3]	04/01/2024	10/03/2012	A	2,089,227
4,875,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	0.405	[3]	04/01/2024	10/04/2012	A	4,197,058
250,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	0.405	[3]	04/01/2024	10/04/2012	A	212,849
40,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)	5.000		04/01/2013	10/28/2012	A	40,046
60,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.500		04/01/2016	10/28/2012	A	60,684
3,345,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.500		04/01/2017	10/28/2012	A	3,384,137
10,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.500		04/01/2019	10/28/2012	A	10,119
18,505,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.625		04/01/2029	10/28/2012	A	18,715,957
360,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.750		04/01/2019	10/28/2012	A	364,212
75,000	Niagara, NY Frontier Transportation Authority International Airport	5.000		04/01/2018	10/28/2012	A	75,036
1,065,000	North Babylon, NY Volunteer Fire Company	5.750		08/01/2022	10/28/2012	A	1,065,245
630,000	NY Capital District Youth Center[1]	6.000		02/01/2017	02/01/2013	A	640,036
125,000	NY Convention Center (Hotel Unit)[1]	5.000		11/15/2026	11/15/2015	A	135,253
65,000	NY Counties Tobacco Trust I1	5.875		06/01/2014	11/28/2012	A	64,999
4,670,000	NY Counties Tobacco Trust I1	6.300		06/01/2019	10/28/2012	A	4,671,168
4,360,000	NY Counties Tobacco Trust I1	6.500		06/01/2035	12/09/2018	B	4,298,480
3,295,000	NY Counties Tobacco Trust I1	6.625		06/01/2042	12/25/2023	B	3,265,016

8	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
New York Continued
$10,895,000	NY Counties Tobacco Trust II (TASC)[1]	5.250%	06/01/2025	06/01/2025		$10,604,212
865,000	NY Counties Tobacco Trust II (TASC)[1]	5.625	06/01/2035	09/29/2020	B	742,481
1,055,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2013	11/28/2012	A	1,054,968
1,925,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2014	06/01/2014		1,924,480
800,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2043	02/28/2027	B	667,928
2,120,000	NY Counties Tobacco Trust II (TASC)[1]	6.000	06/01/2015	10/28/2012	A	2,120,042
2,330,000	NY Counties Tobacco Trust II (TASC)[1]	6.000	06/01/2016	12/01/2012	A	2,329,837
7,760,000	NY Counties Tobacco Trust III[1]	5.750	06/01/2033	06/01/2013	A	7,760,310
18,575,000	NY Counties Tobacco Trust III[1]	6.000	06/01/2043	06/01/2013	A	18,586,888
2,610,000	NY Counties Tobacco Trust IV1	4.250	06/01/2021	01/15/2013	B	2,588,755
4,520,000	NY Counties Tobacco Trust IV (TASC)[1]	4.750	06/01/2026	08/18/2018	B	4,151,891
38,400,000	NY Counties Tobacco Trust IV (TASC)[1]	6.250	06/01/2041	01/01/2027	B	36,837,504
500,000	NY Grand Central BID (Grand Central District Management)[1]	5.000	01/01/2022	01/01/2014	A	525,165
5,000	NY MTA Commuter Facilities, Series 7[1]	5.625	07/01/2016	10/28/2012	A	5,223
5,000	NY MTA Commuter Facilities, Series B	5.000	07/01/2017	10/28/2012	A	5,234
50,000	NY MTA Commuter Facilities, Series B	5.125	07/01/2024	10/28/2012	A	51,432
5,000	NY MTA Commuter Facilities, Series D1	5.000	07/01/2016	10/28/2012	A	5,230
300,000	NY MTA, Series 2008C1	6.250	11/15/2023	11/15/2018	A	383,766
20,000	NY MTA, Series A1	5.000	11/15/2020	11/15/2012	A	20,126
50,000	NY MTA, Series A1	5.000	11/15/2022	11/15/2012	A	50,315
54,445,000	NY MTA, Series A1	5.000	11/15/2025	11/15/2012	A	54,788,004
10,785,000	NY MTA, Series A1	5.000	11/15/2026	05/15/2016	A	12,211,856
7,150,000	NY MTA, Series A1	5.000	11/15/2026	11/15/2017	A	8,199,120
10,000	NY MTA, Series A1	5.000	11/15/2028	11/15/2012	A	10,055
270,000	NY MTA, Series A1	5.000	11/15/2030	11/15/2012	A	271,501
125,000	NY MTA, Series A1	5.000	11/15/2030	11/15/2012	A	125,673
14,550,000	NY MTA, Series A1	5.000	11/15/2032	11/15/2012	A	14,630,898
4,180,000	NY MTA, Series A1	5.125	11/15/2021	11/15/2012	A	4,207,003
25,145,000	NY MTA, Series A1	5.125	11/15/2031	11/15/2012	A	25,284,555
300,000	NY MTA, Series A1	5.250	11/15/2024	11/15/2012	A	301,905
12,475,000	NY MTA, Series A1	5.250	11/15/2029	05/15/2016	A	13,956,032
10,825,000	NY MTA, Series A1	5.250	11/15/2031	11/15/2012	A	10,887,244

9	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
New York Continued
$ 1,150,000	NY MTA, Series A1	5.500%	11/15/2019	11/15/2012	A	$1,157,993
150,000	NY MTA, Series A1	5.750	11/15/2032	11/15/2012	A	150,971
455,000	NY MTA, Series A1	5.750	11/15/2032	11/15/2012	A	457,944
13,180,000	NY MTA, Series A1	5.750	11/15/2032	11/15/2012	A	13,267,515
100,000	NY MTA, Series B1	5.000	11/15/2023	11/15/2016	A	115,040
5,000,000	NY MTA, Series B1	5.000	11/15/2025	11/15/2015	A	5,585,450
130,000	NY MTA, Series B1	5.000	11/15/2028	11/15/2013	A	135,970
16,500,000	NY MTA, Series B1	5.250	11/15/2025	11/15/2013	A	17,250,090
6,500,000	NY MTA, Series B1	5.250	11/15/2027	11/15/2019	A	7,754,240
14,000,000	NY MTA, Series C1	5.000	11/15/2028	11/15/2022	A	16,598,120
10,000,000	NY MTA, Series C1	5.000	11/15/2029	11/15/2022	A	11,798,000
5,000,000	NY MTA, Series C1	5.000	11/15/2030	11/15/2022	A	5,813,250
3,500,000	NY MTA, Series C1	5.000	11/15/2031	11/15/2022	A	4,085,830
5,000,000	NY MTA, Series D1	5.000	11/01/2024	11/01/2022	A	6,045,700
6,000,000	NY MTA, Series D1	5.000	11/15/2024	11/15/2017	A	6,973,560
4,000,000	NY MTA, Series D1	5.000	11/01/2025	11/01/2022	A	4,804,720
20,000,000	NY MTA, Series D1	5.000	11/15/2026	11/15/2022	A	23,933,200
25,000,000	NY MTA, Series D1	5.000	11/15/2027	11/15/2019	A	29,099,000
20,000,000	NY MTA, Series D1	5.000	11/15/2028	11/15/2022	A	23,711,600
20,000,000	NY MTA, Series D1	5.000	11/15/2029	11/15/2022	A	23,596,000
5,000,000	NY MTA, Series D1	5.000	11/15/2031	11/15/2021	A	5,786,850
11,800,000	NY MTA, Series D-1[1]	5.000	11/01/2026	11/01/2022	A	14,114,098
5,075,000	NY MTA, Series D-1[1]	5.000	11/01/2028	11/01/2022	A	6,013,723
100,000	NY MTA, Series E1	5.250	11/15/2031	11/15/2012	A	100,575
50,000	NY MTA, Series E1	5.250	11/15/2031	11/15/2012	A	50,274
50,000	NY MTA, Series E1	5.500	11/15/2021	11/15/2012	A	50,348
16,845,000	NY MTA, Series F1	5.000	11/15/2027	11/15/2022	A	20,036,285
2,230,000	NY MTA, Series F1	5.000	11/15/2030	11/15/2015	A	2,386,724
35,000	NY New Hartford-Sunset Wood Funding Corp.	5.950	08/01/2027	02/01/2013	A	35,304
4,180,000	NY Oneida Healthcare Corp. (Oneida Health Systems)[1]	5.300	02/01/2021	02/01/2013	A	4,202,697
2,735,000	NY Oneida Healthcare Corp. (Oneida Health Systems)[1]	5.500	02/01/2016	10/28/2012	A	2,754,747
10,000,000	NY Sales Tax Asset Receivable Corp.[1]	5.000	10/15/2026	10/15/2014	A	10,839,400
37,720,000	NY Seneca Nation Indians Capital Improvements[1]	5.000	12/01/2023	06/01/2017	A	38,406,127
10,450,000	NY Seneca Nation Indians Capital Improvements[1]	5.250	12/01/2016	06/14/2015	B	10,738,629
500,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2020	06/01/2013	A	516,655
7,000,000	NY Tobacco Settlement Financing Corp. (TASC)[4]	5.250	06/01/2020	06/01/2013	A	7,233,170

10	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
New York Continued
$ 2,220,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250%		06/01/2021	06/01/2013	A	$2,293,948
2,000,000	NY Tobacco Settlement Financing Corp. (TASC)	5.250		06/01/2022	06/01/2013	A	2,066,620
1,415,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500		06/01/2018	10/28/2012	A	1,420,603
20,500,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500		06/01/2019	06/01/2013	A	21,217,295
175,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500		06/01/2019	06/01/2013	A	181,123
11,000,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500		06/01/2020	06/01/2013	A	11,384,890
18,395,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500		06/01/2021	06/01/2013	A	19,038,641
40,000	NY Triborough Bridge & Tunnel Authority	5.000		01/01/2024	10/28/2012	A	40,156
4,525,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		01/01/2025	01/01/2022	A	5,591,588
24,890,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2026	11/15/2012	A	25,031,375
38,900,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2026	11/15/2022	A	48,405,993
6,100,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2027	11/15/2022	A	7,552,654
210,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2028	11/15/2013	A	219,937
5,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2028	11/15/2022	A	6,114,950
4,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2029	11/15/2022	A	4,867,960
2,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2032	11/15/2012	A	2,010,200
1,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2033	11/15/2018	A	1,145,230
250,000	NY Triborough Bridge & Tunnel Authority[1]	5.250		11/15/2022	11/15/2012	A	251,535
10,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.250		11/15/2023	11/15/2012	A	10,061,400
2,720,000	NY Triborough Bridge & Tunnel Authority[1]	5.250		11/15/2030	11/15/2013	A	2,852,219
157,030,000	NY TSASC, Inc. (TFABs)[1]	4.750		06/01/2022	01/21/2015	A	157,361,333
91,000,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2026	06/05/2022	B	86,440,900
14,740,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2034	06/26/2028	B	11,577,975
160,000	NY Valley Health Devel. Corp.[1]	6.750		05/20/2022	10/28/2012	A	165,554
10,000,000	NYC Capital Resources Corp. (Albee Retail Devel.)	7.250		11/01/2042	11/01/2012	A	10,007,400
45,335,000	NYC GO1	4.900	[3]	12/15/2028	12/15/2013	A	47,678,366

11	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
New York Continued
$50,000,000	NYC GO1	4.950%[3]	12/15/2033	12/15/2013	A	$52,615,000
5,000	NYC GO	5.000	08/01/2015	10/28/2012	A	5,020
35,000	NYC GO	5.000	08/01/2015	10/28/2012	A	35,137
200,000	NYC GO	5.000	08/01/2020	08/01/2014	A	217,204
225,000	NYC GO1	5.000	08/01/2020	08/01/2014	A	243,945
5,000	NYC GO1	5.000	08/01/2022	10/28/2012	A	5,019
500,000	NYC GO1	5.000	08/01/2022	08/01/2015	A	558,670
40,000	NYC GO1	5.000	09/15/2022	09/15/2013	A	41,851
29,000,000	NYC GO5	5.000	06/01/2023	06/01/2015	A	32,163,030
615,000	NYC GO1	5.000	08/01/2023	08/01/2015	A	686,057
8,065,000	NYC GO1	5.000	08/01/2023	08/01/2019	A	9,546,944
10,000,000	NYC GO5	5.000	08/15/2023	08/15/2023		10,843,922
4,945,000	NYC GO1	5.000	09/01/2023	09/01/2015	A	5,532,318
11,340,000	NYC GO5	5.000	12/01/2023	12/01/2023		12,440,093
2,000,000	NYC GO1	5.000	08/01/2024	02/01/2016	A	2,263,580
21,015,000	NYC GO1	5.000	08/01/2024	08/01/2016	A	24,157,793
3,650,000	NYC GO1	5.000	12/01/2024	12/01/2014	A	4,000,729
10,000,000	NYC GO1	5.000	11/01/2025	11/01/2014	A	10,916,900
1,100,000	NYC GO1	5.000	08/01/2027	02/01/2022	A	1,333,728
19,505,000	NYC GO1	5.000	08/01/2028	08/01/2019	A	22,921,886
3,000,000	NYC GO1	5.000	08/01/2029	08/01/2022	A	3,637,530
515,000	NYC GO	5.000	10/15/2029	10/15/2013	A	540,765
485,000	NYC GO1	5.000	10/15/2029	10/15/2013	A	506,956
10,000,000	NYC GO1	5.000	04/01/2030	04/01/2015	A	10,826,200
1,000,000	NYC GO1	5.000	08/01/2030	08/01/2015	A	1,093,330
5,000	NYC GO	5.000	10/15/2033	10/15/2013	A	5,250
80,000	NYC GO1	5.000	10/15/2033	10/15/2013	A	83,175
35,000	NYC GO	5.125	08/01/2013	10/28/2012	A	35,146
25,000	NYC GO	5.125	08/01/2018	10/28/2012	A	25,099
10,000	NYC GO1	5.125	08/01/2022	10/28/2012	A	10,039
6,500,000	NYC GO1	5.125	12/01/2024	12/01/2017	A	7,807,020
5,000	NYC GO	5.125	08/01/2025	10/28/2012	A	5,019
10,000	NYC GO	5.125	08/01/2025	10/28/2012	A	10,039
15,000	NYC GO	5.125	08/01/2025	10/28/2012	A	15,055
5,000	NYC GO	5.250	08/01/2015	10/28/2012	A	5,021
10,000	NYC GO1	5.250	01/15/2023	01/15/2013	A	10,151
15,000	NYC GO1	5.250	01/15/2023	01/15/2013	A	15,213
5,580,000	NYC GO	5.250	08/15/2024	08/15/2014	A	6,095,871
140,000	NYC GO1	5.250	08/15/2024	08/15/2014	A	152,354
110,000	NYC GO	5.250	01/15/2028	01/15/2013	A	111,648
110,000	NYC GO1	5.250	01/15/2028	01/15/2013	A	111,542
9,500,000	NYC GO1	5.250	04/01/2028	04/01/2019	A	11,520,650

12	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
New York Continued
$ 2,105,000	NYC GO1	5.250%	01/15/2033	01/15/2013	A	$2,136,175
5,000	NYC GO	5.300	08/01/2024	10/28/2012	A	5,020
70,000	NYC GO1	5.300	01/15/2026	01/15/2013	A	70,975
55,000	NYC GO1	5.375	08/01/2027	10/28/2012	A	55,221
100,000	NYC GO1	5.500	08/01/2022	10/28/2012	A	100,423
70,000	NYC GO1	5.500	08/01/2022	10/28/2012	A	70,296
140,000	NYC GO1	5.500	06/01/2023	06/01/2013	A	144,724
670,000	NYC GO1	5.500	06/01/2023	06/01/2013	A	694,040
5,000	NYC GO1	5.500	02/15/2026	10/28/2012	A	5,021
10,000	NYC GO1	5.500	02/15/2026	10/28/2012	A	10,041
10,000	NYC GO1	5.500	06/01/2028	10/28/2012	A	10,042
15,000	NYC GO	5.500	11/15/2037	10/28/2012	A	15,063
30,000	NYC GO1	5.600	12/01/2013	12/01/2012	A	30,295
50,000	NYC GO1	5.625	08/01/2015	10/28/2012	A	50,222
75,000	NYC GO1	5.625	08/01/2015	10/28/2012	A	75,332
20,000	NYC GO	5.750	08/01/2016	10/28/2012	A	20,090
570,000	NYC GO1	5.750	03/01/2018	03/01/2013	A	583,520
10,000	NYC GO1	5.750	08/01/2018	10/28/2012	A	10,137
670,000	NYC GO1	5.750	08/01/2018	10/28/2012	A	679,152
20,000	NYC GO	5.875	08/01/2015	10/28/2012	A	20,093
50,000	NYC GO1	5.875	06/01/2019	10/28/2012	A	50,701
60,000	NYC GO1	5.875	08/01/2019	10/28/2012	A	60,841
5,000	NYC GO	6.000	02/15/2024	10/28/2012	A	5,023
590,000	NYC GO	6.350	05/15/2014	10/28/2012	A	592,985
45,000	NYC GO1	7.750	08/15/2027	02/15/2013	A	46,225
190,901	NYC HDC (Bay Towers)	6.500	08/15/2017	10/28/2012	A	191,599
2,297,805	NYC HDC (East Midtown Plaza)	6.500	11/15/2018	10/28/2012	A	2,419,244
22,871	NYC HDC (Essex Terrace)	6.500	07/15/2018	10/28/2012	A	22,939
171,183	NYC HDC (Kingsbridge Arms)	6.500	08/15/2017	10/28/2012	A	171,823
4,725,000	NYC HDC (Multifamily Hsg.)[1]	4.750	11/01/2030	05/01/2020	A	5,231,804
1,850,000	NYC HDC (Multifamily Hsg.)[1]	4.750	11/01/2030	05/01/2020	A	2,048,431
1,500,000	NYC HDC (Multifamily Hsg.)[1]	5.000	11/01/2030	05/01/2018	A	1,568,700
565,000	NYC HDC (Multifamily Hsg.)1	5.050	11/01/2023	11/01/2012	A	567,130
30,000	NYC HDC (Multifamily Hsg.)[1]	5.100	11/01/2018	05/01/2018	A	33,011
515,000	NYC HDC (Multifamily Hsg.)[1]	5.100	11/01/2027	05/01/2017	A	548,532
225,000	NYC HDC (Multifamily Hsg.)[1]	5.150	11/01/2037	05/01/2017	A	240,397
260,000	NYC HDC (Multifamily Hsg.)[1]	5.200	11/01/2035	05/01/2018	A	272,498
4,785,000	NYC HDC (Multifamily Hsg.)[1]	5.500	11/01/2028	05/01/2018	A	5,165,647
200,000	NYC HDC (Multifamily Hsg.)[1]	6.250	11/01/2023	11/01/2018	A	229,576
150,000	NYC HDC (Multifamily Hsg.), Series E1	6.250	05/01/2036	10/28/2012	A	150,279
13,000,000	NYC HDC, Series A1	5.000	07/01/2025	07/01/2015	A	13,876,720
125,000	NYC HDC, Series A1	5.250	05/01/2030	05/01/2014	A	133,126

13	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
New York Continued
$ 2,215,000	NYC HDC, Series C1	5.000%	11/01/2026	11/01/2015	A	$2,313,280
11,460,000	NYC Health & Hospital Corp.[1]	5.000	02/15/2024	02/15/2020	A	13,200,316
35,000	NYC Health & Hospital Corp. (Health System)[1]	5.000	02/15/2023	02/15/2013	A	35,537
27,300,000	NYC Health & Hospital Corp. (Health System)[1]	5.000	02/15/2030	02/15/2020	A	30,977,037
50,000	NYC Health & Hospital Corp. (HHC Capital Corp.)[1]	5.000	02/15/2023	02/15/2013	A	50,508
650,000	NYC IDA (Beth Abraham Health Services)	6.000	02/15/2013	02/15/2013		655,096
270,000	NYC IDA (Beth Abraham Health Services)	6.000	11/15/2013	05/23/2013	B	276,207
130,000	NYC IDA (Beth Abraham Health Services)	6.000	11/15/2013	05/17/2013	B	132,989
490,000	NYC IDA (Calhoun School)	6.250	12/01/2016	01/19/2015	B	518,229
3,540,000	NYC IDA (Calhoun School)	6.250	12/01/2017	12/01/2012	A	3,549,133
375,000	NYC IDA (Center for Elimination of Family Violence)	6.250	11/01/2016	12/20/2014	B	383,171
5,705,000	NYC IDA (Chapin School)	4.800	11/01/2018	07/16/2015	A	5,935,596
35,000	NYC IDA (College of Mount St. Vincent)	4.750	06/01/2025	10/28/2012	A	35,023
430,000	NYC IDA (Comprehensive Care Management)	5.625	11/01/2015	05/30/2014	B	445,102
330,000	NYC IDA (Comprehensive Care Management)	5.625	11/01/2015	05/20/2014	B	341,590
1,800,000	NYC IDA (Comprehensive Care Management)	5.750	08/01/2018	11/01/2012	A	1,837,512
1,955,000	NYC IDA (Comprehensive Care Management)	5.750	11/01/2018	11/01/2012	A	1,995,742
2,040,000	NYC IDA (Comprehensive Care Management)	5.750	05/01/2019	09/25/2013	A	2,077,291
595,000	NYC IDA (Family Support Systems)[2]	6.500	11/01/2014	11/15/2013	B	460,137
430,000	NYC IDA (Gourmet Boutique)	5.250	11/01/2013	04/28/2013	B	420,648
1,095,000	NYC IDA (Guttmacher Institute)	5.250	12/01/2016	12/29/2014	B	1,088,080
225,000	NYC IDA (Horace Mann School)[1]	5.000	07/01/2018	10/28/2012	A	225,720
585,000	NYC IDA (Horace Mann School)[1]	5.000	07/01/2023	10/28/2012	A	586,971
400,000	NYC IDA (Independent Living Assoc.)	6.200	07/01/2020	03/12/2015	A	410,024
2,880,000	NYC IDA (Lycee Francais De New York)[1]	5.375	06/01/2023	12/01/2012	A	2,903,270
2,355,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2013	12/01/2012	A	2,375,324
730,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2015	12/01/2012	A	735,928
2,880,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2016	12/01/2012	A	2,900,736
2,000,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2017	12/01/2012	A	2,013,680

14	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
New York Continued
$ 3,210,000	NYC IDA (Lycee Francais De New York)[1]	5.500%	06/01/2018	12/01/2012	A	$3,231,122
485,000	NYC IDA (Manhattan Community Access Corp.)	5.250	12/01/2016	12/29/2014	B	489,297
2,620,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	5.375	11/01/2016	12/10/2014	B	2,719,324
310,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	5.375	11/01/2018	01/05/2016	B	321,058
1,520,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	5.375	11/01/2018	01/17/2016	B	1,574,218
230,000	NYC IDA (Marymount School of New York)[1]	5.125	09/01/2021	10/28/2012	A	232,735
670,000	NYC IDA (Metro Biofuels)	5.500	11/01/2013	05/08/2013	B	662,871
1,500,000	NYC IDA (Metropolitan College of New York)	5.750	03/01/2020	11/25/2014	A	1,557,435
4,585,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2025	10/28/2012	A	4,595,270
5,865,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2035	10/28/2012	A	5,874,971
805,000	NYC IDA (New York Institute of Technology)[1]	5.250	03/01/2018	03/01/2013	A	814,161
400,000	NYC IDA (Nightingale-Bamford School)[1]	5.250	01/15/2019	01/15/2013	A	404,848
75,000	NYC IDA (Polytechnic University)[1]	4.550	11/01/2018	11/01/2017	A	80,340
250,000	NYC IDA (Queens Baseball Stadium)[1]	5.000	01/01/2025	01/01/2017	A	257,708
5,000,000	NYC IDA (Queens Baseball Stadium)[1]	5.000	01/01/2026	01/01/2017	A	5,136,500
3,285,000	NYC IDA (Queens Baseball Stadium)[1]	5.000	01/01/2031	01/01/2017	A	3,370,837
200,000	NYC IDA (Queens Baseball Stadium)[1]	6.125	01/01/2029	01/01/2019	A	236,612
810,000	NYC IDA (Reece School)	6.500	12/01/2017	08/11/2015	B	830,064
2,710,000	NYC IDA (Rosco, Inc.)	5.625	06/01/2022	05/29/2018	B	2,757,804
4,400,000	NYC IDA (Samaritan Aids Services)[1]	5.000	11/01/2024	10/28/2012	A	4,409,504
230,000	NYC IDA (Showman Fabricators)	7.125	11/01/2013	05/06/2013	B	227,583
30,000	NYC IDA (Special Needs Facilities Pooled Program)	4.150	07/01/2014	07/01/2013	A	30,416
200,000	NYC IDA (Special Needs Facilities Pooled Program)	5.800	07/01/2023	10/13/2021	B	196,468
715,000	NYC IDA (Stallion)	5.000	11/01/2016	11/28/2014	B	660,982
375,000	NYC IDA (Stallion)	5.500	11/01/2017	06/18/2015	B	351,949
1,170,000	NYC IDA (Studio School)	6.250	11/01/2018	01/29/2016	B	793,670
8,605,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2017	01/01/2016	C	9,481,419
11,820,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2018	01/01/2016	C	12,980,842

15	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
New York Continued
$14,620,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500%		01/01/2019	01/01/2016	C	$15,916,648
15,245,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500		01/01/2020	01/01/2016	C	16,463,228
9,750,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500		01/01/2021	01/01/2016	C	10,463,115
48,790,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500		01/01/2024	01/01/2016	C	51,582,252
300,000	NYC IDA (The Child School)	7.000		06/01/2013	03/03/2013	B	304,668
500,000	NYC IDA (TIP/AeFM/AeH/AeHC/AeJFK/AeKC Obligated Group)[1]	5.000		07/01/2020	07/01/2020		541,885
250,000	NYC IDA (TIP/AeFM/AeH/AeHC/AeJFK/AeKC Obligated Group)[1]	5.000		07/01/2021	07/01/2021		269,743
3,250,000	NYC IDA (TIP/AeFM/AeH/AeHC/AeJFK/AeKC/AeL Obligated Group)[1]	5.000		07/01/2022	07/01/2022		3,511,625
105,000	NYC IDA (Trinity Episcopal School Corp.)[1]	5.250		06/15/2017	10/28/2012	A	105,394
5,940,000	NYC IDA (Unicef)	5.050		11/01/2018	01/13/2016	B	5,932,159
825,000	NYC IDA (United Nations School)	6.350		12/01/2015	10/28/2012	A	828,267
1,000,000	NYC IDA (Urban Resource Institute)[1]	5.250		03/01/2023	03/01/2013	A	1,012,220
295,000	NYC IDA (Urban Resource Institute)	6.500		11/01/2013	05/05/2013	B	295,699
620,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000		12/01/2016	12/01/2016		664,770
1,940,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000		12/01/2016	12/01/2016		2,080,087
3,400,000	NYC IDA (Visy Paper)	7.800		01/01/2016	10/28/2012	A	3,406,290
765,000	NYC IDA (Vocational Instruction)[2]	7.250		02/01/2013	02/01/2013		722,673
3,430,000	NYC IDA (Yankee Stadium)[1]	2.078	[3]	03/01/2016	03/01/2013	A	3,442,142
750,000	NYC IDA (Yankee Stadium)[1]	2.168	[3]	03/01/2019	03/01/2019		736,253
3,000,000	NYC IDA (Yankee Stadium)[1]	2.198	[3]	03/01/2020	03/01/2020		2,885,550
8,655,000	NYC IDA (Yankee Stadium)[1]	2.248	[3]	03/01/2022	03/01/2022		8,060,402
6,350,000	NYC IDA (Yankee Stadium)[1]	2.258	[3]	03/01/2023	03/01/2023		5,796,344
195,000	NYC IDA (Yankee Stadium)[1]	2.268	[3]	03/01/2024	03/01/2024		174,114
200,000	NYC IDA (Yankee Stadium)[1]	2.278	[3]	03/01/2025	03/01/2025		176,238
985,000	NYC IDA (Yankee Stadium)[1]	2.288	[3]	03/01/2026	03/01/2026		852,646
1,000,000	NYC IDA (Yankee Stadium)[1]	2.298	[3]	03/01/2027	03/01/2027		854,980
3,840,000	NYC IDA (Yeled Yalda Early Childhood)	5.350		11/01/2017	09/10/2015	B	3,888,730
6,705,000	NYC IDA (YMCA of Greater New York)[1]	5.000		08/01/2036	08/01/2016	A	7,042,329
300,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2025	06/15/2015	A	334,632

16	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
New York Continued
$ 6,175,000	NYC Municipal Water Finance Authority[1]	5.000%	06/15/2027	06/15/2015	A	$6,838,998
5,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2029	06/15/2016	A	5,659,200
30,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2030	06/15/2020	A	35,427,000
21,300,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2031	06/15/2021	A	25,253,067
5,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2033	06/15/2022	A	5,894,750
625,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2034	06/15/2013	A	643,969
8,195,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2034	06/15/2022	A	9,646,253
10,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2038	06/15/2015	A	10,965,000
6,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2038	06/15/2017	A	6,828,900
30,000	NYC Municipal Water Finance Authority[1]	5.750	06/15/2013	10/28/2012	A	30,734
1,615,000	NYC Municipal Water Finance Authority[1]	5.750	06/15/2040	06/15/2018	A	1,953,617
410,000	NYC Municipal Water Finance Authority[1]	5.750	06/15/2040	06/15/2018	A	495,965
12,450,000	NYC Sales Tax Asset Receivables Corp., Series A1	5.000	10/15/2032	10/15/2014	A	13,481,732
5,000	NYC Transitional Finance Authority[1]	5.000	02/01/2031	02/01/2013	A	5,070
95,000	NYC Transitional Finance Authority	5.000	02/01/2031	02/01/2013	A	96,568
2,370,000	NYC Transitional Finance Authority	5.000	02/01/2033	02/01/2014	A	2,520,945
10,235,000	NYC Transitional Finance Authority[1]	5.000	02/01/2033	02/01/2014	A	10,772,747
150,000	NYC Transitional Finance Authority[1]	5.375	01/15/2030	01/15/2019	A	178,295
20,000,000	NYC Transitional Finance Authority[1]	5.500	11/01/2028	11/01/2015	A	22,449,800
1,880,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2027	07/15/2022	A	2,281,549
9,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2028	07/15/2022	A	10,878,930
10,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2029	07/15/2022	A	12,030,000
10,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2030	07/15/2022	A	11,972,700
7,010,000	NYC Transitional Finance Authority (Building Aid)[1]	5.250	07/15/2037	07/15/2021	A	8,200,578
10,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2025	05/01/2018	A	11,838,000
11,850,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2025	05/01/2017	A	13,864,974

17	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
New York Continued
$ 2,675,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000%	05/01/2026	05/01/2018	A	$3,144,703
7,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2027	05/01/2018	A	8,216,880
1,650,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2027	11/01/2021	A	1,999,256
4,715,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2028	05/01/2018	A	5,534,656
8,920,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2034	05/01/2022	A	10,523,459
10,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.250	11/01/2027	11/01/2018	A	12,087,800
10,000	NYS DA1	5.000	02/15/2023	10/28/2012	A	10,037
5,000	NYS DA (4201 School Programs)	5.000	07/01/2018	10/28/2012	A	5,019
25,000	NYS DA (Brookdale Hospital Medical Center)	5.200	02/15/2016	10/28/2012	A	25,099
65,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.300	02/15/2017	10/28/2012	A	65,230
50,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.300	02/15/2017	10/28/2012	A	50,177
80,000	NYS DA (Brooklyn Hospital Center)	5.100	02/01/2019	10/28/2012	A	80,253
1,255,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2025	07/01/2022	A	1,473,458
260,000	NYS DA (Brooklyn Law School)[1]	5.125	07/01/2030	07/01/2013	A	269,443
20,000	NYS DA (Buena Vida Nursing Home)	5.000	07/01/2018	10/28/2012	A	20,077
75,000	NYS DA (Canisius College)[1]	5.000	07/01/2019	07/01/2015	A	79,256
1,300,000	NYS DA (Canisius College)[1]	5.000	07/01/2022	07/01/2015	A	1,354,080
400,000	NYS DA (Canisius College)[1]	5.250	07/01/2030	10/28/2012	A	400,536
50,000	NYS DA (Carmel Richmond Nursing Home)[1]	5.000	07/01/2015	10/28/2012	A	50,043
50,000	NYS DA (Carmel Richmond Nursing Home)[1]	5.000	07/01/2018	10/28/2012	A	50,021
1,120,000	NYS DA (Catskill Regional Medical Center)[1]	5.250	02/15/2023	02/15/2015	A	1,188,824
1,350,000	NYS DA (Chapel Oaks)[1]	5.375	07/01/2017	10/28/2012	A	1,355,576
3,290,000	NYS DA (Chapel Oaks)[1]	5.450	07/01/2026	10/28/2012	A	3,298,028
270,000	NYS DA (Culinary Institute of America)[1]	5.000	07/01/2022	10/28/2012	A	270,473
350,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2021	07/01/2014	A	375,932
45,000	NYS DA (Dept. of Health)	5.000	07/01/2028	10/28/2012	A	45,147
880,000	NYS DA (Dept. of Health)[1]	5.250	07/01/2023	07/01/2014	A	927,027
50,000	NYS DA (Dept. of Mental Hygiene)	5.250	08/15/2031	10/28/2012	A	50,175
2,465,000	NYS DA (Ellis Hospital)	5.050	08/15/2024	08/15/2014	A	2,642,455
640,000	NYS DA (FNHC/KR/MMWNHC Obligated Group)[1]	5.750	07/01/2017	10/28/2012	A	642,285
50,000	NYS DA (Fordham University)	5.000	07/01/2014	10/26/2012	A	50,178
30,000	NYS DA (Fordham University)[1]	5.000	07/01/2028	10/28/2012	A	30,242

18	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
New York Continued
$ 2,880,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500%	07/01/2017	10/28/2012	A	$2,886,595
50,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2027	10/28/2012	A	50,061
10,125,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2027	10/28/2012	A	10,148,085
85,000	NYS DA (Green Chimneys School)	5.500	07/01/2018	10/28/2012	A	86,815
1,000,000	NYS DA (Health Center/BFCC/USBFCC Obligated Group)[1]	5.000	11/15/2019	10/28/2012	A	1,003,780
1,060,000	NYS DA (Health Quest Systems)[1]	5.250	07/01/2027	07/01/2017	A	1,187,688
10,815,000	NYS DA (Hospital)[1]	6.450	08/15/2024	10/28/2012	A	10,861,180
2,140,000	NYS DA (Interagency Council Pooled Loan Program)	7.000	07/01/2021	07/01/2021		2,316,443
1,110,000	NYS DA (Iona College)[1]	5.000	07/01/2022	07/01/2022		1,284,847
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2023	07/01/2022	A	1,147,090
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2024	07/01/2022	A	1,136,770
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2025	07/01/2022	A	1,125,240
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2026	07/01/2022	A	1,124,360
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2027	07/01/2022	A	1,116,470
220,000	NYS DA (Jawonio/United Cerebral Palsy Assoc. of NYC Obligated Group)	5.125	07/01/2021	07/01/2013	A	222,409
100,000	NYS DA (Jewish Board of Family and Children’s Services)[1]	5.000	07/01/2023	07/01/2013	A	101,378
5,000	NYS DA (Jewish Home Lifecare Harry & Jeanette Weinberg Campus Bronx)	5.950	02/01/2016	10/28/2012	A	5,061
80,000	NYS DA (John T. Mather Memorial Hospital)	5.250	07/01/2015	10/28/2012	A	80,171
200,000	NYS DA (John T. Mather Memorial Hospital)	5.375	07/01/2019	10/28/2012	A	200,308
1,720,000	NYS DA (John T. Mather Memorial Hospital)	5.750	07/01/2025	10/28/2012	A	1,721,961
15,220,000	NYS DA (Kaleida Health)	5.050	02/15/2025	02/15/2014	A	16,201,690
1,000,000	NYS DA (Kateri Residence)[1]	5.000	07/01/2022	07/01/2013	A	1,007,890
25,000	NYS DA (Kingsbrook Jewish Medical Center)[1]	4.750	02/01/2023	10/28/2012	A	25,044
105,000	NYS DA (L.I. University)	5.000	09/01/2016	10/28/2012	A	105,287
1,015,000	NYS DA (L.I. University)[1]	5.250	09/01/2028	10/28/2012	A	1,016,086
65,000	NYS DA (La Salle School)	5.000	07/01/2018	10/28/2012	A	65,214
520,000	NYS DA (Le Moyne College)	5.000	07/01/2018	10/28/2012	A	521,711
1,100,000	NYS DA (Leake & Watts Services)[1]	5.000	07/01/2023	07/01/2014	A	1,148,136
15,000	NYS DA (Lutheran Medical Center)[1]	5.000	08/01/2031	02/01/2013	A	15,241
16,800,000	NYS DA (Maimonides Medical Center)[1]	5.750	08/01/2029	08/01/2014	A	17,985,240
615,000	NYS DA (Master BOCES Program)[1]	5.250	08/15/2023	08/15/2013	A	639,981

19	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
New York Continued
$ 15,000	NYS DA (Memorial Hospital of William F. & Gertrude F. Jones)[1]	5.250%	08/01/2025	10/28/2012	A	$15,030
5,000	NYS DA (Mental Health Services Facilities)[1]	5.000	08/15/2017	10/28/2012	A	5,018
50,000	NYS DA (Mental Health Services Facilities)	5.000	02/15/2023	10/28/2012	A	50,194
14,000,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2028	02/15/2014	A	14,730,940
5,000	NYS DA (Mental Health Services Facilities)	5.250	08/15/2013	10/28/2012	A	5,021
225,000	NYS DA (Mental Health Services Facilities)[1]	5.250	02/15/2023	02/15/2014	A	237,647
100,000	NYS DA (Mental Health Services Facilities)[1]	6.250	02/15/2031	08/15/2018	A	118,881
1,105,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	5.000	07/01/2025	07/01/2019	A	1,226,031
815,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	5.000	07/01/2026	07/01/2019	A	899,059
650,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	5.000	07/01/2027	07/01/2019	A	712,290
4,720,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	6.875	07/01/2019	10/18/2012	A	4,737,370
3,365,000	NYS DA (Montefiore Medical Center)[1]	5.000	08/01/2021	02/01/2018	A	3,829,841
200,000	NYS DA (Montefiore Medical Center)[1]	5.000	02/01/2028	02/01/2015	A	216,888
75,000	NYS DA (Mount Saint Mary College)[1]	4.750	07/01/2022	07/01/2013	A	75,906
150,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000	07/01/2022	07/01/2020	A	172,920
11,875,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000	07/01/2035	07/01/2017	A	12,694,613
5,000,000	NYS DA (Municipal Health Facilities)[1]	5.000	01/15/2032	01/15/2018	A	5,536,550
1,245,000	NYS DA (New York & Presbyterian Hospital)[1]	5.250	02/15/2031	08/15/2014	A	1,332,312
350,000	NYS DA (New York Medical College)[1]	5.000	07/01/2021	10/28/2012	A	351,120
115,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2018	07/01/2014	A	120,799
2,250,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2024	07/01/2014	A	2,318,985
8,610,000	NYS DA (North General Hospital)[1]	5.000	02/15/2025	02/15/2013	A	8,679,138
4,525,000	NYS DA (North General Hospital)[1]	5.750	02/15/2015	02/15/2013	A	4,604,685
4,600,000	NYS DA (North General Hospital)[1]	5.750	02/15/2016	02/15/2013	A	4,677,464
5,665,000	NYS DA (North General Hospital)[1]	5.750	02/15/2019	02/15/2013	A	5,747,652
3,750,000	NYS DA (North General Hospital)[1]	5.750	02/15/2020	02/15/2013	A	3,800,888

20	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
New York Continued
$ 15,000	NYS DA (North Onondaga Public Library)[1]	4.875%		07/01/2017	10/28/2012	A	$15,039
770,000	NYS DA (Northeast Parent & Child)	5.500		07/01/2018	10/28/2012	A	771,502
7,000,000	NYS DA (NSLIJ/NSUH/LIJMC Obligated Group)[1]	5.000		05/01/2032	05/01/2021	A	7,908,880
1,850,000	NYS DA (NYU Hospitals Center)[1]	5.000		07/01/2020	07/01/2016	A	2,077,273
13,480,000	NYS DA (NYU Hospitals Center)[1]	5.000		07/01/2026	07/01/2016	A	14,758,308
20,580,000	NYS DA (NYU Hospitals Center)[1]	5.000		07/01/2026	07/01/2017	A	22,168,982
4,845,000	NYS DA (NYU Hospitals Center)[1]	5.250		07/01/2024	11/05/2016	A	5,325,963
50,000	NYS DA (NYU Hospitals Center)[1]	5.625		07/01/2037	07/01/2017	A	54,790
14,170,000	NYS DA (NYU)[1]	5.250		07/01/2027	07/01/2019	A	16,884,547
25,000	NYS DA (Office General Services)[1]	5.000		04/01/2028	10/28/2012	A	25,048
1,140,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000		11/01/2014	11/01/2014		1,172,775
1,250,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000		11/01/2015	11/01/2015		1,294,800
2,995,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000		11/01/2026	12/06/2024	B	2,982,870
6,800,000	NYS DA (Pace University)	1.750	[3]	07/01/2029	10/05/2012	A	6,800,000
23,000,000	NYS DA (Personal Income Tax)[1]	5.000		12/15/2027	12/15/2022	A	28,564,160
10,000,000	NYS DA (Personal Income Tax)[1]	5.000		12/15/2028	12/15/2022	A	12,357,700
15,000,000	NYS DA (Personal Income Tax)[1]	5.000		12/15/2029	12/15/2022	A	18,384,000
36,300,000	NYS DA (Personal Income Tax)[1]	5.000		12/15/2030	12/15/2022	A	44,160,402
22,920,000	NYS DA (Personal Income Tax)[1]	5.000		03/15/2031	09/15/2016	A	26,005,261
3,680,000	NYS DA (Providence Rest)	5.000		07/01/2021	07/01/2015	A	3,680,662
1,250,000	NYS DA (Providence Rest)	5.125		07/01/2030	08/06/2028	B	1,194,450
2,000,000	NYS DA (Providence Rest)	5.250		07/01/2025	07/01/2015	A	2,000,340
8,730,000	NYS DA (Rochester General Hospital)	5.000		12/01/2025	12/01/2015	A	8,929,044
2,150,000	NYS DA (Rochester Institute of Technology)[1]	6.000		07/01/2033	07/01/2018	A	2,542,913
795,000	NYS DA (Sarah Neuman Nursing Home)	5.450		08/01/2027	10/28/2012	A	796,622
100,000	NYS DA (School District Financing)[1]	4.750		10/01/2013	10/28/2012	A	100,356
4,145,000	NYS DA (School District Financing)[1]	5.000		10/01/2030	10/28/2012	A	4,159,715
915,000	NYS DA (School District Financing)[1]	5.250		10/01/2023	10/28/2012	A	918,559
21,025,000	NYS DA (School District Financing)[1]	5.375		10/01/2022	10/28/2012	A	21,102,372
390,000	NYS DA (School District Financing)[1]	5.500		10/01/2017	10/28/2012	A	391,412
70,000	NYS DA (School District Financing)[1]	5.500		10/01/2017	10/28/2012	A	70,277
15,005,000	NYS DA (School District Financing)[1]	5.750		10/01/2017	10/28/2012	A	15,067,571
5,300,000	NYS DA (School District Financing)[1]	5.750		10/01/2022	10/28/2012	A	5,323,002
6,180,000	NYS DA (School District Financing)[1]	5.750		10/01/2030	10/28/2012	A	6,205,523
200,000	NYS DA (School District Financing)[1]	6.500		10/01/2017	10/28/2012	A	200,958
1,300,000	NYS DA (School Districts Financing Program), Series B1	6.000		10/01/2022	10/28/2012	A	1,305,954

21	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
New York Continued
$ 15,480,000	NYS DA (SFH/GSHMC/MMC/ SCHRC Obligated Group)[1]	5.000%	07/01/2021	07/01/2014	A	$16,038,054
20,000	NYS DA (Special Act School Districts)	5.250	07/01/2013	10/28/2012	A	20,080
25,000	NYS DA (Special Act School Districts)[1]	5.250	07/01/2015	10/28/2012	A	25,100
135,000	NYS DA (Special Act School Districts)	5.750	07/01/2019	10/28/2012	A	135,516
320,000	NYS DA (Special Act School Districts)	5.875	07/01/2013	10/28/2012	A	321,376
15,000	NYS DA (Special Act School Districts)	6.000	07/01/2016	10/28/2012	A	15,057
925,000	NYS DA (Special Act School Districts)[1]	6.000	07/01/2019	10/28/2012	A	928,728
2,480,000	NYS DA (Special Surgery Hospital)[1]	6.000	08/15/2038	08/15/2019	A	3,038,670
2,495,000	NYS DA (Special Surgery Hospital)[1]	6.250	08/15/2034	08/11/2019	A	3,112,488
5,275,000	NYS DA (SS Joachim & Anne Residence)[1]	5.250	07/01/2027	10/28/2012	A	5,277,163
240,000	NYS DA (St. Barnabas Hospital)	5.000	02/01/2031	10/28/2012	A	240,761
3,500,000	NYS DA (St. Barnabas Hospital)	5.125	02/01/2022	10/28/2012	A	3,511,130
1,985,000	NYS DA (St. Barnabas Hospital)	5.350	08/01/2017	10/28/2012	A	1,991,670
815,000	NYS DA (St. John’s University)[1]	5.000	07/01/2027	07/01/2022	A	971,358
180,000	NYS DA (St. John’s University)[1]	5.000	07/01/2028	07/01/2022	A	213,518
6,850,000	NYS DA (St. John’s University)[1]	5.000	07/01/2030	07/01/2022	A	8,055,121
3,000,000	NYS DA (St. Joseph’s College)[1]	5.250	07/01/2025	07/01/2017	A	3,252,060
4,590,000	NYS DA (St. Joseph’s Hospital Health Center)[1]	5.250	07/01/2018	10/28/2012	A	4,611,022
3,685,000	NYS DA (St. Lawrence)[1]	5.400	08/15/2026	08/15/2017	A	4,190,103
100,850,000	NYS DA (St. Luke’s Roosevelt Hospital)	4.800	08/15/2025	08/08/2015	A	107,963,959
45,000	NYS DA (St. Thomas Aquinas College)	5.000	07/01/2014	10/28/2012	A	45,125
110,000	NYS DA (St. Thomas Aquinas College)	5.250	07/01/2028	10/28/2012	A	110,103
500,000	NYS DA (State Educational Facilities Authority)[1]	5.250	11/15/2013	11/15/2012	A	502,965
2,820,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	08/15/2022	02/15/2014	A	2,953,612
250,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	02/15/2035	02/15/2019	A	298,698
80,000	NYS DA (The Children’s Home of Kingston)	5.250	07/01/2017	10/28/2012	A	80,325
6,730,000	NYS DA (The New School)[1]	5.000	07/01/2023	04/07/2021	A	7,975,992
2,165,000	NYS DA (United Cerebral Palsy Assoc. of Nassau County)[1]	5.500	07/01/2024	10/28/2012	A	2,170,348
1,725,000	NYS DA (United Cerebral Palsy Assoc. of NYC)	5.750	07/01/2018	10/28/2012	A	1,745,683

22	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
New York Continued
$ 370,000	NYS DA (United Cerebral Palsy Assoc. of NYC/United Cerebral Palsy Assoc. Obligated Group)	5.000%	07/01/2013	10/28/2012	A	$374,536
5,000	NYS DA (Upstate Community Colleges)	5.000	07/01/2028	10/28/2012	A	5,016
70,000	NYS DA (Upstate Community Colleges)	5.000	07/01/2028	10/28/2012	A	70,228
1,905,000	NYS DA (Upstate Community Colleges)[1]	5.125	07/01/2021	07/01/2014	A	2,041,589
1,165,000	NYS DA (Upstate Community Colleges)[1]	5.125	07/01/2022	07/01/2014	A	1,245,152
125,000	NYS DA (Upstate Community Colleges)[1]	5.250	07/01/2020	07/01/2014	A	133,373
10,000	NYS DA (Vassar Brothers)	5.375	07/01/2025	10/28/2012	A	10,036
5,000	NYS DA (W.K. Nursing Home)	5.950	02/01/2016	10/28/2012	A	5,018
50,000	NYS DA (W.K. Nursing Home)	6.050	02/01/2026	10/28/2012	A	50,130
50,000	NYS DA (White Plains Hospital)	5.375	02/15/2043	08/15/2014	A	54,362
2,500,000	NYS DA (Willow Towers)[1]	5.400	02/01/2034	10/28/2012	A	2,534,250
2,040,000	NYS DA (WUH)[1]	5.500	07/01/2023	07/01/2013	A	2,072,620
310,000	NYS DA (WUH/SNCH Obligated Group)	5.250	07/01/2015	10/28/2012	A	310,859
495,000	NYS DA (WUH/SNCH Obligated Group)[1]	5.250	07/01/2016	10/28/2012	A	496,267
235,000	NYS DA (WUH/SNCH Obligated Group)[1]	5.250	07/01/2018	10/28/2012	A	235,548
100,000	NYS DA (WUH/SNCH Obligated Group)[1]	5.250	07/01/2019	10/28/2012	A	100,206
25,000	NYS DA (WSNUHS/WUH/SNCH Obligated Group)[1]	5.250	07/01/2018	10/28/2012	A	25,058
285,000	NYS DA (Wyckoff Heights Medical Center)	5.200	02/15/2013	10/28/2012	A	285,969
1,000,000	NYS DA (Wyckoff Heights Medical Center)	5.200	02/15/2014	10/28/2012	A	1,004,140
20,000	NYS DA (Wyckoff Heights Medical Center)	5.200	02/15/2014	10/28/2012	A	20,070
45,000	NYS DA (Wyckoff Heights Medical Center)	5.200	02/15/2014	10/28/2012	A	45,168
250,000	NYS DA (Wyckoff Heights Medical Center)	5.200	02/15/2015	10/28/2012	A	251,013
1,120,000	NYS DA (Wyckoff Heights Medical Center)	5.300	08/15/2021	10/28/2012	A	1,124,435

23	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
New York Continued
$26,280,000	NYS DA (Wyckoff Heights Medical Center)	5.300%		08/15/2021	10/28/2012	A	$26,363,833
1,415,000	NYS DA (Yeshiva University)[1]	5.000		09/01/2027	09/01/2019	A	1,619,751
3,000,000	NYS DA (Yeshiva University)[1]	5.000		09/01/2034	09/01/2019	A	3,369,600
40,570,000	NYS DA, Series B1	6.650		08/15/2030	10/28/2012	A	40,764,330
5,000	NYS EFC	5.600		09/15/2013	10/28/2012	A	5,023
20,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	4.875		06/15/2020	10/28/2012	A	20,775
2,985,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000		06/15/2028	06/15/2013	A	3,078,222
1,440,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000		07/15/2033	07/15/2013	A	1,487,592
4,500,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000		02/15/2034	08/15/2014	A	4,839,300
25,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.250		11/15/2018	11/15/2012	A	25,165
1,080,000	NYS EFC (L.I. Water Corp.)[1]	5.250		08/01/2027	10/28/2012	A	1,081,480
6,720,000	NYS EFC (NYC Municipal Water Finance Authority)[1]	5.000		06/15/2034	06/15/2014	A	7,182,067
20,000	NYS EFC (NYC Municipal Water Finance Authority)[1]	5.875		06/15/2014	10/28/2012	A	20,094
910,000	NYS EFC (NYS Water Services)	6.875		06/15/2014	10/28/2012	A	915,051
5,000	NYS EFC (Pollution Control)[1]	6.500		06/15/2014	10/28/2012	A	5,026
37,250,000	NYS ERDA (Brooklyn Union Gas Company)[1]	5.500		01/01/2021	10/28/2012	A	37,391,178
3,000,000	NYS ERDA (Brooklyn Union Gas Company) Linked SAVRS & RIBS[1]	6.368	[3]	04/01/2020	10/01/2012	A	3,009,600
120,000	NYS ERDA (Central Hudson Gas & Electric Co.)[1]	6.500		12/01/2028	12/01/2013	A	124,333
10,650,000	NYS ERDA (Con Ed)[1]	0.298	[3]	10/01/2036	10/01/2013	A	8,480,297
1,295,000	NYS ERDA (LILCO)	5.150		03/01/2016	10/28/2012	A	1,298,820
4,740,000	NYS ERDA (LILCO)	5.150		03/01/2016	10/28/2012	A	4,753,983
5,245,000	NYS ERDA (LILCO)	5.150		03/01/2016	10/28/2012	A	5,260,473
13,845,000	NYS ERDA (LILCO)	5.150		03/01/2016	10/28/2012	A	13,885,843
20,655,000	NYS ERDA (LILCO)[1]	5.300		11/01/2023	03/01/2013	A	20,833,459
200,000	NYS ERDA (LILCO)[1]	5.300		10/01/2024	03/01/2013	A	201,632
780,000	NYS ERDA (Niagara Mohawk Power Corp.)[1]	5.150		11/01/2025	10/28/2012	A	781,490
1,335,000	NYS ERDA (NYS Electric & Gas Corp.)[1]	5.350		12/01/2028	05/09/2013	A	1,344,772
3,250,000	NYS HFA (Affordable Hsg.)[1]	5.250		11/01/2027	11/01/2017	A	3,492,190
535,000	NYS HFA (Division Street)[1]	5.000		02/15/2026	10/30/2015	A	560,846
700,000	NYS HFA (Golden Age Apartments)[1]	5.000		02/15/2037	11/13/2015	A	721,343
3,000,000	NYS HFA (Horizons at Wawayanda)[1]	5.350		06/01/2025	08/01/2017	A	3,265,410
7,635,000	NYS HFA (Hospital & Nursing Home)[1]	5.150		11/01/2016	10/28/2012	A	7,668,823

24	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
New York Continued
$ 40,000	NYS HFA (Hospital & Nursing Home)	5.500%	11/01/2012	11/01/2012		$40,163
65,000	NYS HFA (Hospital & Nursing Home)	5.500	11/01/2013	11/01/2013		68,258
10,000	NYS HFA (Hospital & Nursing Home)	6.000	11/01/2013	11/01/2013		10,612
35,000	NYS HFA (Hospital & Nursing Home)	6.000	11/01/2014	11/01/2014		39,074
50,000	NYS HFA (Loewn Devel. of Wappingers Falls)[1]	5.250	08/15/2019	10/28/2012	A	50,092
345,000	NYS HFA (Multifamily Hsg.)[1]	5.300	08/15/2022	10/28/2012	A	345,566
1,340,000	NYS HFA (Multifamily Hsg.)[1]	5.300	08/15/2024	10/28/2012	A	1,341,956
250,000	NYS HFA (Multifamily Hsg.)[1]	5.350	08/15/2020	10/28/2012	A	253,928
300,000	NYS HFA (Multifamily Hsg.)[1]	5.350	08/15/2031	10/28/2012	A	304,011
40,000	NYS HFA (Multifamily Hsg.)[1]	5.400	02/15/2016	10/28/2012	A	40,094
15,000	NYS HFA (Multifamily Hsg.)[1]	5.450	08/15/2018	10/28/2012	A	15,033
1,040,000	NYS HFA (Multifamily Hsg.)[1]	5.600	08/15/2019	10/28/2012	A	1,042,215
1,240,000	NYS HFA (Multifamily Hsg.)[1]	5.600	02/15/2026	10/28/2012	A	1,241,910
1,730,000	NYS HFA (Multifamily Hsg.)[1]	5.600	08/15/2033	10/28/2012	A	1,740,882
105,000	NYS HFA (Multifamily Hsg.)[1]	6.250	08/15/2025	10/28/2012	A	105,233
320,000	NYS HFA (Multifamily Hsg.)[1]	6.750	11/15/2036	10/28/2012	A	338,848
10,000	NYS HFA (Multifamily Hsg.)	6.800	11/01/2014	10/28/2012	A	10,044
90,000	NYS HFA (Multifamily Hsg.)[1]	6.850	11/01/2019	10/28/2012	A	90,319
115,000	NYS HFA (Newburgh Interfaith Emergency Hsg.)	7.050	11/01/2012	11/01/2012		115,614
35,000	NYS HFA (Nonprofit Hsg.)	6.200	11/01/2012	11/01/2012		35,172
25,000	NYS HFA (Nonprofit Hsg.)	6.200	11/01/2013	10/28/2012	A	25,352
25,000	NYS HFA (Nursing Home & Health Care)	5.100	11/01/2012	11/01/2012		25,075
2,535,000	NYS HFA (Senior Devel. Hsg.)[1]	5.100	11/15/2023	11/28/2016	A	2,743,681
1,360,000	NYS HFA (Simeon Dewitt)	8.000	11/01/2018	10/28/2012	A	1,396,598
170,000	NYS HFA (Tiffany Gardens)[1]	4.500	08/15/2015	05/27/2014	B	176,715
1,550,000	NYS HFA, Series A	6.100	11/01/2015	10/28/2012	A	1,557,285
350,000	NYS HFA, Series A1	6.125	11/01/2020	10/28/2012	A	350,872
110,000	NYS Medcare (Hospital & Nursing Home)[1]	7.400	11/01/2016	10/28/2012	A	110,581
45,000	NYS Medcare (Hospital & Nursing Home)[1]	9.375	11/01/2016	10/28/2012	A	45,337
25,000	NYS Municipal Bond Bank Agency (Buffalo)	5.250	05/15/2031	10/28/2012	A	25,129
1,710,000	NYS Municipal Bond Bank Agency (Special School Purpose)[1]	5.250	06/01/2017	06/01/2013	A	1,768,037
10,710,000	NYS Municipal Bond Bank Agency (Special School Purpose)[1]	5.250	12/01/2019	06/01/2013	A	11,073,497
2,930,000	NYS Municipal Bond Bank Agency (Special School Purpose)[1]	5.500	06/01/2015	06/01/2013	A	3,034,396

25	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
New York Continued
$10,000,000	NYS Thruway Authority[1]	5.000%	01/01/2027	01/01/2022	A	$11,913,200
10,000,000	NYS Thruway Authority[1]	5.000	01/01/2028	01/01/2022	A	11,859,100
15,000,000	NYS Thruway Authority[1]	5.000	01/01/2029	01/01/2022	A	17,707,800
100,000	NYS Thruway Authority[1]	5.000	04/01/2029	04/01/2019	A	115,612
10,000,000	NYS Thruway Authority[1]	5.000	01/01/2030	01/01/2022	A	11,751,700
4,000,000	NYS UDC (Subordinated Lien)[1]	5.125	07/01/2020	07/01/2014	A	4,244,120
1,000,000	NYS UDC (Subordinated Lien)[1]	5.125	07/01/2021	07/01/2014	A	1,057,710
4,145,000	NYS UDC (Subordinated Lien)	5.500	07/01/2016	10/28/2012	A	4,162,409
6,755,000	NYS UDC (Subordinated Lien)[1]	5.500	07/01/2022	10/28/2012	A	6,779,453
6,810,000	NYS UDC (Subordinated Lien)[1]	5.600	07/01/2026	10/28/2012	A	6,835,469
3,000,000	NYS UDC, Series A-22[1]	5.000	01/01/2020	01/01/2020		3,672,090
4,175,000	NYS UDC, Series D1	5.625	01/01/2028	01/01/2019	A	4,859,283
70,000	Oneida County, NY IDA (Mohawk Valley Handicapped Services)	5.300	03/15/2019	10/28/2012	A	70,006
1,190,000	Oneida County, NY IDA (Presbyterian Home)[1]	5.250	03/01/2019	03/01/2013	A	1,208,421
1,615,000	Oneida County, NY IDA (Presbyterian Home)[1]	6.100	06/01/2020	10/28/2012	A	1,620,733
645,000	Oneida County, NY IDA (Presbyterian Home)	6.250	06/01/2015	10/28/2012	A	647,961
440,000	Onondaga County, NY IDA (Le Moyne College)	5.500	03/01/2014	10/28/2012	A	441,342
1,000,000	Onondaga, NY Civic Devel Corp. (Upstate Properties)[1]	5.500	12/01/2031	12/01/2021	A	1,171,590
100,000	Orange County, NY IDA (Crystal Run Village)	4.750	07/01/2016	07/01/2016		98,507
165,000	Orange County, NY IDA (Orange Mental Retardation Properties)	6.125	05/01/2016	10/28/2012	A	165,681
3,505,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	6.000	12/01/2016	12/01/2012	A	3,524,768
1,300,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	6.000	12/01/2016	12/01/2012	A	1,307,332
1,875,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital)	5.375	12/01/2021	12/01/2012	A	1,892,025
445,000	Otsego County, NY IDA (AOFMHS)[1]	5.350	10/01/2017	10/24/2012	A	446,811
710,000	Otsego County, NY IDA (Bassett Healthcare Project)[1]	5.375	11/01/2020	11/01/2012	A	711,243
3,625,000	Otsego County, NY IDA (Mary Imogene Bassett Hospital)[1]	5.350	11/01/2020	11/01/2012	A	3,631,235
25,000	Plattsburgh, NY Fire District No. 3	6.250	10/15/2014	04/15/2013	A	25,809
750,000	Port Authority NY/NJ (Continental Airlines)	9.125	12/01/2015	10/28/2012	A	768,750
96,345,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750	12/01/2022	10/28/2012	A	96,379,684
43,460,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750	12/01/2025	10/28/2012	A	43,471,300
67,765,000	Port Authority NY/NJ (JFK International Air Terminal)	5.900	12/01/2017	10/28/2012	A	67,868,680

26	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
New York Continued
$18,355,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.250%	12/01/2014	12/01/2014		$19,205,938
39,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	12/01/2015	A	42,786,120
2,500,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	12/01/2015	A	2,793,950
26,275,000	Port Authority NY/NJ (KIAC)	6.750	10/01/2019	09/04/2016	B	26,275,526
10,000	Port Authority NY/NJ, 116th Series[1]	5.000	10/01/2012	10/01/2012		10,004
100,000	Port Authority NY/NJ, 116th Series	5.000	10/01/2013	10/28/2012	A	100,399
160,000	Port Authority NY/NJ, 116th Series	5.250	10/01/2014	10/28/2012	A	160,667
55,000	Port Authority NY/NJ, 116th Series[1]	5.250	10/01/2015	10/28/2012	A	55,229
30,000	Port Authority NY/NJ, 124th Series[1]	4.800	08/01/2018	10/28/2012	A	30,082
1,695,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2019	10/28/2012	A	1,701,238
25,000	Port Authority NY/NJ, 124th Series	5.000	08/01/2020	10/28/2012	A	25,080
40,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2021	10/28/2012	A	40,142
90,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2022	10/28/2012	A	90,311
265,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2022	10/28/2012	A	265,848
325,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2024	10/28/2012	A	326,069
135,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2025	10/28/2012	A	135,432
120,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2026	10/28/2012	A	120,384
60,000	Port Authority NY/NJ, 124th Series	5.000	08/01/2031	10/28/2012	A	60,183
10,000	Port Authority NY/NJ, 131st Series[1]	5.000	12/15/2026	06/15/2013	A	10,375
50,000	Port Authority NY/NJ, 132nd Series[1]	5.000	09/01/2029	09/01/2013	A	52,448
18,855,000	Port Authority NY/NJ, 136th Series[1]	5.375	11/01/2025	05/01/2014	A	20,184,278
350,000	Port Authority NY/NJ, 140th Series[1]	5.000	12/01/2027	06/01/2015	A	387,265
5,745,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2021	09/01/2015	A	6,316,857
14,110,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2022	09/01/2015	A	15,450,732
6,000,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2025	09/01/2015	A	6,516,300
10,000,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2026	09/01/2015	A	10,936,100
17,800,000	Port Authority NY/NJ, 143rd Series[1]	5.000	10/01/2030	04/01/2016	A	19,602,428
2,100,000	Port Authority NY/NJ, 151st Series[1]	6.000	09/15/2028	03/15/2018	A	2,527,287
250,000	Port Authority NY/NJ, 152nd Series[1]	5.000	11/01/2023	05/01/2018	A	283,495
5,730,000	Port Authority NY/NJ, 152nd Series[1]	5.750	11/01/2030	05/01/2018	A	6,842,881
7,080,000	Port Authority NY/NJ, 169th Series[1]	5.000	10/15/2019	10/15/2019		8,592,996
11,870,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2024	04/01/2022	A	14,076,989
7,005,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2025	04/01/2022	A	8,261,277
10,000,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2028	04/01/2022	A	11,648,300
2,780,000	Port Authority NY/NJ, 37th Series[1]	5.500	07/15/2019	07/15/2014	A	3,037,317
1,005,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	5.900	08/01/2020	10/28/2012	A	1,007,804
25,000	Queensbury, NY Union Free School District[1]	5.000	06/15/2016	12/15/2012	A	25,252
1,200,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375	12/01/2025	12/01/2014	A	1,252,116

27	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
New York Continued
$4,555,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.000%	03/01/2036	03/01/2016	A	$4,762,389
235,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.125	08/01/2027	10/28/2012	A	235,296
365,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.125	08/01/2029	10/28/2012	A	365,438
50,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.500	08/01/2022	10/28/2012	A	50,099
1,175,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.200	06/01/2025	06/01/2025		1,133,687
1,490,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.750	06/01/2043	04/02/2026	B	1,307,430
230,000	Rensselaer, NY Municipal Leasing Corp. (Rensselaer County Nursing Home)[1]	5.000	06/01/2019	06/01/2014	A	240,488
5,845,000	Rensselaer, NY Municipal Leasing Corp. (Rensselaer County Nursing Home)[1]	5.875	06/01/2022	06/01/2014	A	6,152,973
4,500,000	Rockland County, NY GO	3.750	06/28/2013	06/28/2013		4,533,435
25,000	Rockland County, NY Solid Waste Management Authority	5.625	12/15/2014	10/28/2012	A	25,098
6,225,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.500	08/15/2025	10/26/2013	B	6,145,507
55,000	Rome, NY HDC, Series A1	6.250	01/01/2024	10/28/2012	A	55,135
500,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)[1]	5.000	12/01/2014	12/01/2014		534,155
3,725,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)[1]	5.750	12/01/2023	10/28/2012	A	3,732,338
6,540,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)[1]	5.750	12/01/2033	10/28/2012	A	6,550,529
50,000	Seneca County, NY IDA (New York Chiropractic College)[1]	4.000	10/01/2015	10/01/2015		53,625
5,000	SONYMA, Series 101[1]	5.250	04/01/2022	10/18/2012	A	5,012
5,000	SONYMA, Series 105[1]	4.250	10/01/2017	10/28/2012	A	5,010
14,935,000	SONYMA, Series 113[1]	5.250	10/01/2034	04/01/2014	A	15,384,544
5,000,000	SONYMA, Series 116	4.300	10/01/2019	04/01/2014	A	5,168,750
795,000	SONYMA, Series 133[1]	4.950	10/01/2021	04/01/2015	A	830,950
580,000	SONYMA, Series 145[1]	4.950	10/01/2023	04/01/2017	A	620,159
6,320,000	SONYMA, Series 29[5]	5.450	10/01/2031	04/01/2013	A	6,373,657
400,000	SONYMA, Series 31[1]	5.200	10/01/2021	10/28/2012	A	400,692
515,000	SONYMA, Series 31[1]	5.300	10/01/2031	10/28/2012	A	515,582
1,305,000	SONYMA, Series 44[1]	4.000	10/01/2021	10/01/2019	A	1,404,023
7,590,000	SONYMA, Series 69[1]	5.500	10/01/2028	10/28/2012	A	7,600,095
35,000	SONYMA, Series 70[1]	5.375	10/01/2017	10/26/2012	A	35,097

28	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
New York Continued
$ 630,000	SONYMA, Series 71[1]	5.400%	04/01/2029	10/28/2012	A	$630,882
140,000	SONYMA, Series 73-A1	5.300	10/01/2028	10/18/2012	A	140,339
9,300,000	SONYMA, Series 77[1]	5.150	04/01/2029	10/28/2012	A	9,310,509
165,000	SONYMA, Series 79[1]	5.300	04/01/2029	10/28/2012	A	165,195
85,000	SONYMA, Series 98[1]	5.050	10/01/2017	10/28/2012	A	85,227
385,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2021	06/15/2017	A	427,173
405,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2022	06/15/2017	A	445,654
300,000	Spring Valley, NY GO1	5.000	05/01/2020	05/01/2015	A	320,487
310,000	Spring Valley, NY GO1	5.000	05/01/2021	05/01/2015	A	329,260
325,000	Spring Valley, NY GO1	5.000	05/01/2022	05/01/2015	A	343,538
335,000	Spring Valley, NY GO1	5.000	05/01/2023	05/01/2015	A	352,537
350,000	Spring Valley, NY GO1	5.000	05/01/2024	05/01/2015	A	367,301
365,000	Spring Valley, NY GO1	5.000	05/01/2025	05/01/2015	A	382,363
1,050,000	St. Lawrence County, NY IDA (Clarkson University)[1]	5.250	09/01/2033	03/01/2022	A	1,224,384
2,730,000	St. Lawrence County, NY IDA (Curran Renewable Energy)	6.200	12/01/2017	06/02/2015	B	2,577,721
13,225,000	Suffolk County, NY Economic Devel. Corp. (Catholic Health Services)[1]	5.000	07/01/2028	07/01/2021	A	15,198,964
465,000	Suffolk County, NY Economic Devel. Corp. (Family Residences Essential Enterprises)	6.750	06/01/2027	06/01/2024	A	478,573
380,000	Suffolk County, NY IDA (ALIA-CCDRCA)	7.000	06/01/2016	06/01/2013	A	383,682
460,000	Suffolk County, NY IDA (ALIA-Civic Facility)	6.000	11/01/2017	07/17/2015	B	464,991
115,000	Suffolk County, NY IDA (ALIA-Civic Facility)	6.000	11/01/2017	05/01/2015	B	116,248
200,000	Suffolk County, NY IDA (ALIA-IGHL)	5.950	11/01/2022	12/23/2018	B	198,912
110,000	Suffolk County, NY IDA (ALIA-IGHL)	6.500	12/01/2013	06/09/2013	B	112,275
300,000	Suffolk County, NY IDA (ALIA-NYS ARC)	5.950	11/01/2022	11/28/2019	B	298,368
300,000	Suffolk County, NY IDA (ALIA-WORCA)	5.950	11/01/2022	03/31/2019	B	298,368
300,000	Suffolk County, NY IDA (Catholic Charities)	6.000	10/01/2020	04/30/2016	A	301,836
300,000	Suffolk County, NY IDA (DDI)	6.000	10/01/2020	04/26/2016	A	301,836
300,000	Suffolk County, NY IDA (DDI)	6.000	10/01/2020	04/29/2016	A	301,836
1,180,000	Suffolk County, NY IDA (Dowling College)	4.750	06/01/2026	06/01/2026		1,132,871
1,065,000	Suffolk County, NY IDA (Dowling College)	5.000	06/01/2018	06/01/2016	A	1,085,310
3,180,000	Suffolk County, NY IDA (Dowling College)[1]	6.700	12/01/2020	10/28/2012	A	3,182,385
12,000,000	Suffolk County, NY IDA (Engel Berman at East Northport)	7.125	11/01/2049	11/01/2012	A	12,023,160
24,135,000	Suffolk County, NY IDA (Engel Berman at East Northport)	7.125	11/01/2049	11/01/2012	A	24,181,581

29	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
New York Continued
$ 70,000	Suffolk County, NY IDA (Family Residences)	6.000%	10/01/2015	05/12/2014	B	$70,815
320,000	Suffolk County, NY IDA (Family Residences), Series A	6.375	12/01/2018	10/19/2013	A	324,662
2,185,000	Suffolk County, NY IDA (Family Residences), Series A	6.375	12/01/2018	10/20/2013	A	2,216,835
500,000	Suffolk County, NY IDA (Independent Group Home Living)	6.000	10/01/2020	04/30/2016	A	503,060
160,000	Suffolk County, NY IDA (L.I. Network Community Services)	7.000	02/01/2014	11/19/2012	A	164,843
215,000	Suffolk County, NY IDA (Mattituck-Laurel Library)[1]	6.000	09/01/2019	10/28/2012	A	215,798
250,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.250	11/01/2016	11/30/2014	B	260,833
90,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.250	11/01/2016	11/01/2012	A	90,093
700,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2017	03/01/2015	A	754,222
1,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2018	03/01/2015	A	1,071,280
500,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2019	03/01/2015	A	533,205
720,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2020	03/01/2015	A	763,920
1,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2021	03/01/2015	A	1,056,160
1,650,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)	5.500	01/01/2023	10/28/2012	A	1,650,149
505,000	Suffolk County, NY IDA (Pederson-Krager Center)	6.375	11/01/2015	06/02/2014	B	512,292
335,000	Suffolk County, NY IDA (Pederson-Krager Center)	6.400	02/01/2015	02/17/2014	B	337,389
25,000	Suffolk County, NY IDA (South Country Library)[1]	4.750	01/01/2019	10/28/2012	A	25,062
200,000	Suffolk County, NY IDA (Suffolk Hotels)	6.000	10/01/2020	04/26/2016	A	201,224
400,000	Suffolk County, NY IDA (WORCA)	6.000	10/01/2020	05/04/2016	A	402,448
25,000	Syracuse, NY Hsg. Authority[1]	5.400	09/01/2017	03/01/2013	A	26,098
50,000	Syracuse, NY Hsg. Authority[1]	5.400	09/01/2020	03/01/2013	A	52,055
30,000	Syracuse, NY Hsg. Authority[1]	5.400	09/01/2021	03/01/2013	A	31,209
25,000	Syracuse, NY IDA (Jewish Home of Central New York)	7.375	03/01/2021	08/22/2017	B	24,944
450,000	Syracuse, NY IDA (One Center Armory Garage)	6.750	12/01/2017	10/28/2012	A	450,567
975,000	Tompkins County, NY IDA (Kendall at Ithaca)[1]	5.750	07/01/2018	10/28/2012	A	990,532
2,000,000	Tompkins County, NY IDA (Kendall at Ithaca)[1]	6.000	07/01/2024	10/28/2012	A	2,001,820

30	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
New York Continued
$ 95,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	5.875%	02/01/2033	10/28/2012	A	$95,228
370,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	10.800	02/01/2028	02/01/2013	A	391,053
20,465,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[1]	5.000	09/01/2030	09/01/2020	A	23,262,770
1,000,000	Troy, NY IDA (Rensselaer Polytechnic Institute)[1]	5.000	09/01/2031	09/01/2021	A	1,133,370
10,000	Ulster County, NY GO1	5.400	11/15/2013	11/15/2012	A	10,068
10,000	Ulster County, NY GO1	5.400	11/15/2015	11/15/2012	A	10,067
25,000	Ulster County, NY GO1	5.500	11/15/2012	11/15/2012		25,174
155,000	Ulster County, NY Res Rec[1]	5.000	03/01/2016	03/01/2016		169,658
160,000	Ulster County, NY Res Rec[1]	5.000	03/01/2017	03/01/2016	A	174,474
170,000	Ulster County, NY Res Rec[1]	5.000	03/01/2018	03/01/2016	A	184,703
360,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.000	06/01/2040	01/25/2029	B	324,263
70,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.250	06/01/2025	11/16/2016	B	69,756
830,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.450	06/01/2040	09/21/2027	B	757,483
10,445,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.750	06/01/2030	09/29/2020	B	10,380,868
50,000	Utica, NY GO1	5.000	06/15/2021	06/15/2013	A	52,010
125,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)	5.375	07/15/2019	10/28/2012	A	125,481
75,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)[1]	5.400	07/15/2030	10/28/2012	A	75,149
15,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)[1]	5.500	07/15/2016	10/28/2012	A	15,059
25,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)[1]	5.500	07/15/2029	10/28/2012	A	25,056
3,000,000	Utica, NY IDA (Utica College Civic Facility)	6.850	12/01/2031	12/01/2012	A	3,064,650
100,000	Westchester County, NY GO1	5.375	12/15/2012	12/15/2012		101,131
50,000	Westchester County, NY GO1	5.375	12/15/2013	12/15/2012	A	50,529
3,730,000	Westchester County, NY Healthcare Corp., Series A1	5.000	11/01/2021	11/01/2021		4,362,683
60,000	Westchester County, NY IDA (Clearview School)	6.600	01/01/2014	07/02/2013	B	61,280
705,000	Westchester County, NY IDA (JDAM)[1]	6.750	04/01/2016	04/01/2013	A	711,542
280,000	Westchester County, NY IDA (Purchase College Foundation Hsg. Corp.)	5.500	12/01/2015	12/01/2012	A	286,353
1,865,000	Westchester County, NY IDA (Rippowam-Cisqua School)[1]	5.750	06/01/2029	10/28/2012	A	1,867,033

31	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
New York Continued
$ 100,000	Westchester County, NY IDA (Winward School)	5.200%	10/01/2021	10/28/2012	A	$100,144
5,595,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	4.500	06/01/2021	06/01/2015	A	5,598,861
10,700,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2026	05/30/2018	B	10,594,819
80,000	White Plains, NY HDC (Battle Hill)[1]	6.650	02/01/2025	12/29/2019	B	80,958
2,000,000	Wyandanch, NY Union Free High School District	3.250	06/28/2013	06/28/2013		2,007,600
1,000,000	Yonkers, NY EDC (Charter School of Educational Excellence)[1]	6.000	10/15/2030	05/05/2020	A	1,048,010
2,000,000	Yonkers, NY GO1	5.000	10/01/2023	10/01/2021	A	2,282,840
1,000,000	Yonkers, NY GO1	5.000	10/01/2024	10/01/2021	A	1,130,460
45,000	Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)[1]	5.450	02/01/2029	10/28/2012	A	45,101
295,000	Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)[1]	5.650	02/01/2039	10/28/2012	A	295,575
1,455,000	Yonkers, NY IDA (Monastery Manor Associates)[1]	5.000	04/01/2025	04/01/2015	A	1,516,037
1,250,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	5.750	06/01/2024	06/01/2019	A	1,444,625
600,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	6.000	06/01/2029	06/01/2019	A	690,684
1,115,000	Yonkers, NY IDA (St. John’s Riverside Hospital)[1]	6.800	07/01/2016	10/28/2012	A	1,117,631

						4,063,220,541
U.S. Possessions–25.7%
9,210,000	Guam Airport Authority, Series C1	5.375	10/01/2019	10/01/2013	A	9,419,159
6,000,000	Guam Airport Authority, Series C1	5.375	10/01/2020	10/01/2013	A	6,123,660
192,000	Guam EDA (TASC)	5.300	05/15/2014	05/15/2014		206,963
3,200,000	Guam Education Financing Foundation COP (Guam Public School Facilities)	4.500	10/01/2026	10/01/2026		3,065,088
1,435,000	Guam Government Business Privilege[1]	5.000	01/01/2027	01/01/2022	A	1,673,655
3,255,000	Guam Government Business Privilege[1]	5.000	01/01/2028	01/01/2022	A	3,781,985
1,200,000	Guam Government Business Privilege[1]	5.000	01/01/2031	01/01/2022	A	1,372,356
6,000,000	Guam Government Business Privilege[1]	5.000	01/01/2032	01/01/2022	A	6,825,720
5,000,000	Guam Government Waterworks Authority & Wastewater System[1]	5.250	07/01/2025	07/01/2020	A	5,313,600
50,000	Guam International Airport Authority[1]	4.500	10/01/2014	10/01/2013	A	51,020
10,000	Guam International Airport Authority[1]	5.000	10/01/2023	10/01/2013	A	10,123

32	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
U.S. Possessions Continued
$ 25,000	Guam International Airport Authority[1]	5.250%		10/01/2016	10/01/2013	A	$25,697
50,000	Guam International Airport Authority[1]	5.375		10/01/2017	10/01/2013	A	51,336
1,410,000	Guam Power Authority, Series A1	5.000		10/01/2018	10/28/2012	A	1,410,635
175,000	Guam Power Authority, Series A1	5.000		10/01/2024	10/28/2012	A	175,061
120,000	Guam Power Authority, Series A	5.250		10/01/2013	10/15/2012	A	120,439
10,000	Guam Power Authority, Series A	5.250		10/01/2013	10/15/2012	A	10,037
50,000	Guam Power Authority, Series A1	5.250		10/01/2014	10/28/2012	A	50,039
1,320,000	Guam Power Authority, Series A	5.250		10/01/2023	10/28/2012	A	1,320,304
710,000	Guam Power Authority, Series A	5.250		10/01/2023	10/28/2012	A	710,163
40,000	Guam Power Authority, Series A1	5.250		10/01/2034	10/28/2012	A	40,012
185,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.250		06/01/2032	04/13/2018	B	180,880
9,150,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.500		07/01/2028	07/01/2022	A	9,952,272
375,000	Puerto Rico Children’s Trust Fund (TASC)[1]	4.100		05/15/2013	10/28/2012	A	375,923
200,000	Puerto Rico Children’s Trust Fund (TASC)	4.250		05/15/2014	10/28/2012	A	200,440
206,395,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	11/15/2012	A	206,378,488
68,875,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	11/15/2012	A	68,872,245
30,755,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	11/15/2012	A	30,752,847
100,000	Puerto Rico Commonwealth GO1	3.203	[3]	07/01/2021	01/01/2013	A	93,371
1,850,000	Puerto Rico Commonwealth GO1	3.283	[3]	07/01/2018	07/01/2018		1,879,563
17,500,000	Puerto Rico Commonwealth GO1	4.750		12/01/2015	12/01/2012	A	17,790,850
5,000,000	Puerto Rico Commonwealth GO1	5.000		07/01/2021	07/01/2021		5,239,850
25,000	Puerto Rico Commonwealth GO1	5.000		07/01/2028	10/28/2012	A	25,006
2,660,000	Puerto Rico Commonwealth GO1	5.125		07/01/2031	10/28/2012	A	2,662,500
7,000,000	Puerto Rico Commonwealth GO1	5.250		01/01/2015	07/05/2014	B	7,352,870
880,000	Puerto Rico Commonwealth GO1	5.250		07/01/2018	07/01/2013	A	913,757
900,000	Puerto Rico Commonwealth GO1	5.250		07/01/2019	07/01/2013	A	934,524
500,000	Puerto Rico Commonwealth GO1	5.250		07/01/2020	07/01/2014	A	526,455
2,430,000	Puerto Rico Commonwealth GO1	5.250		07/01/2021	07/01/2014	A	2,554,246
4,795,000	Puerto Rico Commonwealth GO1	5.250		07/01/2022	07/01/2014	A	5,030,003
1,850,000	Puerto Rico Commonwealth GO1	5.250		07/01/2022	07/01/2016	A	1,964,663
4,575,000	Puerto Rico Commonwealth GO1	5.250		07/01/2023	07/01/2014	A	4,783,071
14,850,000	Puerto Rico Commonwealth GO1	5.250		07/01/2024	07/01/2013	A	15,151,455
21,785,000	Puerto Rico Commonwealth GO1	5.250		07/01/2025	07/01/2016	A	23,143,077
9,750,000	Puerto Rico Commonwealth GO1	5.250		07/01/2027	07/01/2016	A	10,319,010
15,000	Puerto Rico Commonwealth GO1	5.250		07/01/2029	07/01/2017	A	15,708

33	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
U.S. Possessions Continued
$ 5,000,000	Puerto Rico Commonwealth GO1	5.250%		07/01/2030	07/01/2017	A	$5,214,100
2,840,000	Puerto Rico Commonwealth GO1	5.250		07/01/2030	07/01/2016	A	2,951,612
14,750,000	Puerto Rico Commonwealth GO1	5.250		07/01/2032	07/01/2017	A	15,253,123
11,735,000	Puerto Rico Commonwealth GO1	5.250		07/01/2032	07/01/2016	A	12,183,746
1,400,000	Puerto Rico Commonwealth GO1	5.375		07/01/2030	07/01/2021	A	1,471,722
3,000,000	Puerto Rico Commonwealth GO1	5.500		07/01/2019	07/01/2019		3,313,500
13,100,000	Puerto Rico Commonwealth GO1	5.500		07/01/2023	07/01/2018	A	14,118,394
1,790,000	Puerto Rico Commonwealth GO1	6.000		07/01/2027	07/01/2018	A	1,965,152
10,000,000	Puerto Rico Commonwealth GO1	6.000		07/01/2029	07/01/2016	A	10,959,400
1,950,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	07/01/2019	A	2,170,721
28,360,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2022	07/01/2020	A	30,801,229
10,920,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2023	07/01/2020	A	11,754,179
11,490,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2024	07/01/2020	A	12,288,900
11,595,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2025	07/01/2020	A	12,322,238
24,000,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2027	07/01/2020	A	25,222,320
33,580,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2028	07/01/2020	A	35,200,235
4,905,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250		07/01/2028	07/01/2020	A	5,141,666
12,500,000	Puerto Rico Electric Power Authority, Series WW1	5.250		07/01/2025	07/01/2018	A	13,412,000
500,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250		07/01/2026	07/01/2020	A	528,315
85,000	Puerto Rico HFA[1]	5.000		12/01/2020	12/01/2013	A	88,664
125,000	Puerto Rico HFC[1]	5.100		12/01/2018	12/01/2012	A	126,815
5,400,000	Puerto Rico Highway & Transportation Authority[1]	2.784	[3]	07/01/2028	07/01/2028		4,133,916
100,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2018	01/01/2013	A	100,802
90,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2022	01/01/2013	A	90,598
50,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	01/01/2013	A	50,165
425,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	01/01/2013	A	425,370
90,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	07/01/2013	A	90,256
45,000	Puerto Rico Highway & Transportation Authority[1]	5.250		07/01/2014	01/01/2013	A	45,372
425,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2019	07/01/2013	A	441,431

34	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
U.S. Possessions Continued
$ 230,000	Puerto Rico Highway & Transportation Authority[1]	5.750%	07/01/2020	07/01/2013	A	$238,892
5,060,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2021	07/01/2013	A	5,246,157
7,995,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2022	07/01/2013	A	8,282,900
7,000,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2024	10/28/2012	A	7,019,180
2,145,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250	07/01/2018	07/01/2013	A	2,226,446
785,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250	07/01/2019	07/01/2013	A	814,806
390,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250	07/01/2019	07/01/2013	A	403,607
100,000	Puerto Rico Highway & Transportation Authority, Series I1	5.000	07/01/2023	07/01/2014	A	104,632
4,355,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2021	07/01/2015	A	4,567,829
11,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2022	07/01/2015	A	11,478,280
12,275,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2023	07/01/2015	A	12,708,676
12,760,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2024	07/01/2015	A	13,171,893
14,545,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2025	07/01/2015	A	14,983,677
16,725,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2026	07/01/2015	A	17,211,698
1,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2027	07/01/2015	A	1,029,370
160,000	Puerto Rico Industrial Devel. Company, Series B	5.375	07/01/2016	10/28/2012	A	160,379
780,000	Puerto Rico Infrastructure[1]	5.000	07/01/2019	07/01/2016	A	822,658
5,000,000	Puerto Rico Infrastructure[1]	5.500	07/01/2021	07/01/2021		5,433,700
16,550,000	Puerto Rico Infrastructure[1]	6.000	12/15/2026	12/15/2021	A	18,693,391
105,000	Puerto Rico Infrastructure (Mepsi Campus)	5.600	10/01/2014	10/11/2013	B	108,823
1,055,000	Puerto Rico Infrastructure (Mepsi Campus)	6.250	10/01/2024	07/19/2017	A	1,126,244
2,500,000	Puerto Rico Infrastructure Financing Authority[1]	5.250	12/15/2026	12/15/2021	A	2,682,300
4,250,000	Puerto Rico Infrastructure Financing Authority[1]	5.500	07/01/2023	07/01/2023		4,588,258
2,500,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2016	04/01/2016		2,716,575
2,000,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2017	04/01/2017		2,180,720

35	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
U.S. Possessions Continued
$ 1,155,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000%	04/01/2018	04/01/2018		$1,258,014
1,165,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2019	04/01/2019		1,261,695
650,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2021	04/01/2021		694,551
650,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2022	04/01/2022		691,464
34,610,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	10/28/2012	A	34,751,555
35,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)	5.625	07/01/2015	10/28/2012	A	35,120
15,645,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250	07/01/2026	07/01/2016	A	17,614,706
75,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.125	11/15/2025	10/28/2012	A	75,323
615,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.375	11/15/2015	10/28/2012	A	618,026
2,000,000	Puerto Rico ITEMECF (Hospital de la Concepcion)	6.500	11/15/2020	10/28/2012	A	2,010,060
500,000	Puerto Rico ITEMECF (International American University)[1]	5.000	10/01/2021	10/01/2021		571,130
2,575,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.700	05/01/2024	10/28/2012	A	2,576,700
2,190,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2015	01/01/2013	A	2,210,564
2,215,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2016	01/01/2013	A	2,235,799
2,345,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2017	01/01/2013	A	2,367,020
355,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2018	01/01/2013	A	358,333
1,875,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2019	01/01/2013	A	1,892,606
40,000	Puerto Rico Municipal Finance Agency, Series A1	5.000	08/01/2013	10/28/2012	A	40,136
210,000	Puerto Rico Municipal Finance Agency, Series A1	5.000	08/01/2027	10/28/2012	A	210,155
50,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2021	10/28/2012	A	50,125
9,400,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2023	08/01/2015	A	9,604,356
10,000,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2024	08/01/2015	A	10,193,300
305,000	Puerto Rico Municipal Finance Agency, Series A1	5.500	07/01/2017	10/28/2012	A	305,921
170,000	Puerto Rico Municipal Finance Agency, Series B1	5.750	08/01/2013	10/28/2012	A	170,554

36	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
U.S. Possessions Continued
$ 275,000	Puerto Rico Public Buildings Authority[1]	5.125%	07/01/2024	10/28/2012	A	$275,407
14,280,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2029	07/01/2014	A	14,737,531
5,000,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2016	07/01/2016		5,438,100
2,060,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2021	07/01/2017	A	2,175,175
3,255,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2025	07/01/2017	A	3,403,428
13,195,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2026	07/01/2017	A	13,790,886
1,250,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2035	07/01/2017	C	1,342,188
1,400,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2034	07/01/2017	C	1,518,356
8,795,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2014	A	9,589,189
31,150,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	06/01/2014	A	33,726,728
205,030,000	Puerto Rico Public Finance Corp., Series A1	6.500	08/01/2028	08/01/2016	A	227,532,043
19,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.625	08/01/2030	02/01/2015	A	20,152,160
2,100,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	A	2,265,963
73,575,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	A	78,274,971
4,080,000	University of Puerto Rico[1]	5.000	06/01/2025	06/01/2016	A	4,196,443
2,750,000	University of Puerto Rico[1]	5.000	06/01/2026	06/01/2016	A	2,821,583
7,470,000	University of Puerto Rico, Series P1	5.000	06/01/2021	06/01/2016	A	7,784,263
8,500,000	University of Puerto Rico, Series P1	5.000	06/01/2022	06/01/2016	A	8,822,065
3,725,000	University of Puerto Rico, Series P1	5.000	06/01/2024	06/01/2016	A	3,838,613
5,645,000	University of Puerto Rico, Series P1	5.000	06/01/2030	06/01/2016	A	5,780,536
3,515,000	University of Puerto Rico, Series Q1	5.000	06/01/2021	06/01/2016	A	3,662,876
8,410,000	University of Puerto Rico, Series Q1	5.000	06/01/2023	06/01/2016	A	8,696,024
100,000	University of Puerto Rico, Series Q1	5.000	06/01/2024	06/01/2016	A	103,050
300,000	University of Puerto Rico, Series Q1	5.000	06/01/2030	06/01/2016	A	307,203
65,000	V.I. HFA, Series A	6.500	03/01/2025	10/28/2012	A	65,100
25,000	V.I. Port Authority, Series A1	5.000	09/01/2023	10/28/2012	A	25,038
2,705,000	V.I. Port Authority, Series A1	5.250	09/01/2018	10/28/2012	A	2,712,087
3,330,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2023	10/01/2016	A	3,599,763
850,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2024	10/01/2016	A	915,314

37	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
U.S. Possessions Continued
$3,670,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000%	10/01/2025	10/01/2016	A	$3,943,121
1,715,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2026	10/01/2016	A	1,838,274
50,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2027	10/01/2016	A	53,293
830,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2031	10/01/2014	A	854,020
1,350,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.000	10/01/2025	10/01/2020	A	1,479,992
1,500,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.000	10/01/2027	10/01/2022	A	1,651,965
1,075,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.250	10/01/2021	10/01/2014	A	1,138,307
620,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	6.750	10/01/2037	10/01/2019	A	735,295
1,000,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2016	10/01/2014	A	1,074,060
2,000,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2022	10/01/2014	A	2,104,860
2,000,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2023	10/01/2014	A	2,104,860
9,905,000	V.I. Public Finance Authority, Series A1	6.375	10/01/2019	10/25/2012	A	9,938,776
665,000	V.I. Public Finance Authority, Series A-1[1]	4.500	10/01/2024	10/01/2019	A	705,884
2,000,000	V.I. Public Finance Authority, Series B1	5.000	10/01/2025	10/01/2019	A	2,171,420
20,000	V.I. Public Finance Authority, Series C1	5.000	10/01/2022	10/01/2019	A	21,640
80,000	V.I. Tobacco Settlement Financing Corp. (TASC)	4.950	05/15/2014	10/28/2012	A	80,222
980,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2021	02/14/2013	B	963,781
1,440,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2031	06/10/2018	B	1,299,110
225,000	V.I. Water & Power Authority[1]	5.000	07/01/2018	07/01/2013	A	229,937
7,350,000	V.I. Water & Power Authority	5.500	07/01/2017	10/28/2012	A	7,367,734

						1,417,823,005
Total Investments, at Value (Cost $5,312,682,978)–99.5%						5,481,043,546
Other Assets Net of Liabilities–0.5						27,417,602

Net Assets–100.0%						$5,508,461,148

Footnotes to Statement of Investments

*	September 28, 2012 represents the last business day of the Fund’s quarterly period. See accompanying Notes.
**	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A.	Optional call date; corresponds to the most conservative yield calculation.
B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
C.	Date of mandatory put.
1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
3.	Represents the current interest rate for a variable or increasing rate security.
4.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after September 28, 2012. See accompanying Notes.
5.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

38	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ALIA	Alliance of Long Island Agencies
AOFMHS	Aurelia Osborn Fox Memorial Hospital Society
ARC	Assoc. of Retarded Citizens
AeFM	Aero Ft. Myers
AeH	Aero Harrisburg
AeHC	Aero Houston Central
AeJFK	Aero JFK
AeKC	Aero Kansas City
AeL	Aero Lauderdale
BFCC	Brookdale Family Care Center
BID	Business Improvement District
BOCES	Board of Cooperative Educational Services
CCDRCA	Catholic Charities of the Diocese of Rockville Centre and Affiliates
CMA	Community Mainstreaming Associates, Inc.
COP	Certificates of Participation
CRR	Center for Rapid Recovery
CSMR	Community Services for the Mentally Retarded
Con Ed	Consolidated Edison Company
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EFC	Environmental Facilities Corp.
ERDA	Energy Research and Devel. Authority
FNHC	Ferncilff Nursing Home Company
FREE	Family Residences and Essential Enterprises
GO	General Obligation
GSHMC	Good Samaritan Hospital Medical Center
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HKSB	Helen Keller Services for the Blind
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM	Julia Dyckman Andrus Memorial
JFK	John Fitzgerald Kennedy
KR	Kateri Residence
L.I.	Long Island
LIJMC	Long Island Jewish Medical Center
LILCO	Long Island Lighting Corp.
MMC	Mercy Medical Center
MMWNHC	Mary Manning Walsh Nursing Home Company
MTA	Metropolitan Transportation Authority
NSLIJ	North Shore Long Island Jewish
NSUH	North Shore University Hospital
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
RIBS	Residual Interest Bonds
Res Rec	Resource Recovery Facility

39	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

ROLs	Residual Option Longs
SAVRS	Select Auction Variable Rate Securities
SCHRC	St. Charles Hospital and Rehabilitation Center
SFH	St. Francis Hospital
SNCH	South Nassau Communities Hospital
SONYMA	State of New York Mortgage Agency
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
TIP	Transportation Infrastructure Properties
UDC	Urban Development Corporation
USBFCC	Urban Strategies Brookdale Family Care Center
V.I.	United States Virgin Islands
WORCA	Working Organization for Retarded Children and Adults
WSNUHS	Winthrop South Nassau University Health Systems
WUH	Winthrop University Hospital
YMCA	Young Men’s Christian Assoc.

Notes to Statement of Investments

Quarterly Period. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 28, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$7,357,350

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase

40	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is

41	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of September 28, 2012, the Fund’s maximum exposure under such agreements is estimated at $21,750,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At September 28, 2012, municipal bond holdings with a value of $ 61,820,702 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $40,715,000 in short-term floating rate securities issued and outstanding at that date.

At September 28, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate [2]	Maturity Date	Value
$3,335,000	NYC GO DRIVERS	13.457%	8/15/23	$4,178,922
3,780,000	NYC GO DRIVERS	13.463	12/1/23	4,880,093
7,250,000	NYC GO ROLs[3]	17.893	6/1/23	10,413,030
1,580,000	SONYMA, Series 29 DRIVERS	19.363	10/1/31	1,633,657

				$21,105,702

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

42	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $40,715,000 as of September 28, 2012.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of September 28, 2012 is as follows:

Cost	$11,988,644
Market Value	$6,456,829
Market Value as a % of Net Assets	0.12%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

43	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

44	Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of September 28, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$4,063,220,541	$—	$4,063,220,541
U.S. Possessions	—	1,417,823,005	—	1,417,823,005
Total Assets	$—	$5,481,043,546	$—	$5,481,043,546

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 3*
Assets Table
Investments, at Value:
Muncipal Bonds and Notes
New York	$7,384,710	$(7,384,710)

Total Assets	$7,384,710	$(7,384,710)

*	Transferred from Level 3 to Level 2 due to the availability of market data for this security.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 28, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$5,271,112,737	[1]

Gross unrealized appreciation	$193,988,473
Gross unrealized depreciation	(25,652,074)

Net unrealized appreciation	$168,336,399

1.	The Federal tax cost of securities does not include cost of $41,594,410, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

45	Limited Term New York Municipal Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/28/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Portfolio Series

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	11/12/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	11/12/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	11/12/2012